As filed with the Securities and Exchange Commission on December 1, 2000
                                                     1933 Act File No. 333-74911
                                                     1940 Act File No. 811-09269
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2
                        (Check appropriate box or boxes)

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  [ ]    Pre-Effective Amendment No. ___
                  [ ]    Post-Effective Amendment No. __
and
[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  [X]      Amendment No. 5

                            KEMPER FLOATING RATE FUND
                  Exact Name of Registrant Specified in Charter

                            222 South Riverside Plaza
                             Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (312) 537-7000
               Registrant's Telephone Number, Including Area Code

                             Philip J. Collora, Esq.
                        Scudder Kemper Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
     Name and Address (Number, Street, State, Zip Code) of Agent for Service

                                   Copies to:
                              Robert W. Helm, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

It is proposed that this filing will become effective (check appropriate box):

               /___/     when declared effective pursuant to Section 8(c);
               /___/     immediately upon filing pursuant to paragraph (b);
               / X /     on December  1, 2000 pursuant to paragraph (b);
               /___/     60 days after filing pursuant to paragraph (a); or
               /___/     on __________, pursuant to paragraph (a) of rule 486.

This Registration Statement includes a combined prospectus pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on May 25, 1999, as amended November 1, 1999 (File No. 333-74911), which registered 80,000,000 Class B Common Shares of Beneficial Interest (par value $.01 per share), 80,000,000 Class C Common Shares of Beneficial Interest (par value $.01 per share), and 80,000,000 Class A Common Shares of Beneficial Interest (par value $.01 per share) (the "Shares"). The registration of the Shares, for which fees were previously paid, is being carried forward in this Registration Statement. There are no registration fees associated with this filing.

                            KEMPER FLOATING RATE FUND
                              CROSS-REFERENCE SHEET

PART A

ITEM NO.           CAPTION                                                         LOCATION IN PROSPECTUS
--------           -------                                                         ----------------------

1.                 Outside Front Cover.......................................      Front Cover Page

2.                 Inside Front and Outside
                   Back Cover Page...........................................      Front Cover Page

3.                 Fee Table and Synopsis....................................      Fund Expenses

4.                 Financial Highlights......................................      Financial Highlights

5.                 Plan of Distribution......................................      Front Cover Page; Prospectus Summary;
                                                                                   Purchase of Shares; Dividends and
                                                                                   Distributions

6.                 Selling Shareholders......................................      Not Applicable

7.                 Use of Proceeds...........................................      Prospectus Summary; Use of Proceeds

8.                 General Description of the Registrant.....................      Front Cover Page; Prospectus Summary;
                                                                                   Investment Objective and Policies; Risk
                                                                                   Summary; Description of the Fund

9.                 Management................................................      Prospectus Summary; Investment Management
                                                                                   and Other Services

10.                Capital Stock, Long-Term Debt, and
                   Other Securities..........................................      Front Cover Page; Description of the Fund;
                                                                                   Tax Matters

11.                Defaults and Arrears on Senior Securities.................      Not Applicable

12.                Legal Proceedings.........................................      Not Applicable

13.                Table of Contents of the Statement of Additional
                   Information...............................................      Table of Contents of Statement of
                                                                                   Additional Information


                                       3


PART B


                                                                                   LOCATION IN STATEMENT OF
                                                                                   ADDITIONAL
ITEM NO.           CAPTION                                                         INFORMATION
--------           -------                                                         -----------

14.                Cover Page................................................      Cover Page

15.                Table of Contents.........................................      Table of Contents

16.                General Information and History...........................      General Information

17.                Investment Objective and Policies.........................      Investment Restrictions and Fundamental
                                                                                   Policies; Repurchase Offer Fundamental
                                                                                   Policy; Additional Information about
                                                                                   Investments and Investment Techniques

18.                Management................................................      Management

19.                Control Persons and Principal Holders of Securities.......      Control Persons and Principal Holders of
                                                                                   Securities

20.                Investment Advisory and Other Services....................      Management; Portfolio Transactions

21.                Brokerage Allocation and Other Practices..................      Portfolio Transactions; Liquidity
                                                                                   Requirements

22.                Tax Status................................................      Taxation

23.                Financial Statements......................................      Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                             [LOGO] KEMPER FUNDS

Kemper Floating Rate Fund

Kemper Floating Rate Fund (the "Fund") is a non-diversified, closed-end management investment company that is continuously offered. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its objective primarily by investing in interests in adjustable rate loans that have a senior right to payment ("Senior Loans"). There can be no assurance that the Fund will achieve its objective. Senior Loans are often secured by specific assets, although the Fund may also invest in Senior Loans that are unsecured. The Fund believes that investing in Senior Loans should limit fluctuations in net asset value caused by changes in interest rates. You should, however, expect the Fund's net asset value to fluctuate as a result of changes in borrower credit quality and other factors. To provide liquidity to shareholders, the Fund will make repurchase offers for 5% to 25% of its outstanding shares at net asset value at three month intervals between repurchase request deadlines. Proceeds will be paid no later than 24 calendar days after a repurchase request deadline. See "Repurchase of Shares."

Investment in the Fund involves certain risks and special considerations, including the possible loss of some or all of the principal investment, risks associated with the Fund's use of borrowing, and risks associated with investment in securities that are rated below investment grade ("high risk securities"), which may include the Senior Loans held by the Fund. The Fund may invest an unlimited percentage of its assets in such high-risk securities. See "Risk Factors and Special Considerations" beginning on page 32. The Fund will not engage in borrowing to finance long-term portfolio investment, but may borrow if necessary to satisfy repurchases, to fund commitments to purchase Senior Loans and to manage cash flow.

No market presently exists for the Fund's shares and it is not currently anticipated that a secondary market will develop for the Fund's shares. Fund shares may not be considered to be readily marketable.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                The date of this Prospectus is December 1, 2000

Investors are advised to read this Prospectus and retain it for future reference. This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. A Statement of Additional Information dated December 1, 2000 (the "SAI") containing additional information about the Fund has been filed with the Commission and is incorporated by reference in its entirety into this Prospectus. A copy of the SAI, the table of contents of which appears on page 65 of this Prospectus, may be obtained without charge by contacting the Fund toll-free at 1-800-621-1048. The SAI and other information about the Fund are also available at the Commission's website (www.sec.gov).


The  Fund's  investment  adviser  is  Scudder  Kemper  Investments,   Inc.  (the
"Adviser"). The address of the Fund is 222 South Riverside Plaza, Chicago, Illinois 60606.


This Prospectus applies to the offering of Class A, Class B and Class C shares of beneficial interest of the Fund, which may be continuously issued and sold from time to time by the Fund through Kemper Distributors, Inc. (the "Distributor"), as distributor and principal underwriter, and through broker-dealers and other financial services firms who have entered into dealer agreements with the Distributor ("firms"). See "Purchase of Shares." The Fund began offering its Class B shares on May 25, 1999, and began offering its Class A and C shares on November 1, 1999.

Shares of the Fund are offered at a price equal to the next determined net asset value per share, plus any applicable sales charge. The Fund's Class A shares are not subject to a front-end sales commission, an early withdrawal charge ("EWC") or a distribution fee, but are subject to other expenses. As described more fully herein, Class A shares are available only to investors participating in a fee based investment advisory or agency commission programs and upon conversion from Class B and Class C shares. The Fund's Class B shares are not subject to a front-end sales commission, but are subject to a declining EWC over a four year period and a distribution fee, as well as other expenses. The Fund's Class C shares are not subject to a front-end sales commission, but are subject to an EWC over a one year period and a distribution fee, as well as other expenses. Other expenses include legal expenses; taxes and governmental fees; the fees and expenses of the Fund's transfer agent, custodian, subcustodians, accounting agent, dividend disbursing agent, and the administrative services fee. Although the Fund currently offers only Class A, Class B and Class C shares, the Fund may in the future offer other classes of shares, which may be subject to a front-end sales commission, an EWC, or a distribution fee, as well as other expenses. The Fund has registered 80,000,000 Class A shares, 80,000,000 Class B shares and 80,000,000 Class C shares for sale.


The minimum initial investment is $1,000 ($250 for individual retirement accounts).

The Fund has received an exemptive order from the Commission with respect to the Fund's distribution fee arrangements, EWC, and multi-class structure. As a condition of such order, the Fund is required to comply with certain regulations that would not otherwise be applicable to the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Table of Contents
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Prospectus Summary                                                        1
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Risk Summary                                                              4
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Fund Expenses                                                             7
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Financial Highlights                                                     10
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Use Of Proceeds                                                          13
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Investment Objective And Policies                                        13
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General Information On Senior Loans                                      24
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Risk Factors And Special Considerations                                  28
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Net Asset Value                                                          32
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Purchase Of Shares                                                       32
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Repurchase Of Shares                                                     40
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Special Features                                                         48
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Description Of The Fund                                                  53
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Investment Management And Other Services                                 56
----------------------------------------------------------------------------
Dividends And Distributions                                              59
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Tax Matters                                                              60
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Performance Information                                                  62
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Legal Matters                                                            63
----------------------------------------------------------------------------
Registration Statement                                                   63
----------------------------------------------------------------------------
Shareholder Reports                                                      63
----------------------------------------------------------------------------
Financial Statements                                                     63
----------------------------------------------------------------------------
Table of Contents of Statement of Additional Information                 64
----------------------------------------------------------------------------

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

--------------------------------------------------------------------------------

The Fund The Fund is a continuously-offered, non-diversified, closed-end management investment company organized as a Massachusetts business trust.

Investment                  Objective  To  obtain  as  high a level  of  current
                            income as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Primary Investment          The Fund seeks to achieve its  investment  objective
Strategy                    primarily by acquiring  interests in adjustable rate
                            loans that have a senior  right to payment  ("Senior
                            Loans").  The interest  rates of Senior Loans adjust
                            periodically  based  on  a  benchmark  indicator  of
                            prevailing  interest  rates,  such as the prime rate
                            offered  by one or more  major  U.S.  banks  ("Prime
                            Rate"),  or  the  London  Inter-Bank   Offered  Rate
                            ("LIBOR").  The Senior  Loan  interests  held by the
                            Fund may include assignments and participations. The
                            Fund believes that  investing in Senior Loans should
                            limit  fluctuations in its net asset value caused by
                            changes in  interest  rates.  The Fund may invest an
                            unlimited  percentage  of its assets in Senior Loans
                            that are rated  below  investment  grade or that are
                            unrated  but  of  comparable   quality  ("high  risk
                            securities").  The Fund invests in Senior Loans that
                            are  generally  fully   collateralized  with  assets
                            and/or  cash flow  that the  Adviser  believes  have
                            market value at the time of acquisition  that equals
                            or exceeds the principal  amount of the Senior Loan.
                            The  Fund  may  also  employ   techniques   such  as
                            borrowing, if necessary to accommodate cash flow, to
                            fund  commitments  to purchase  Senior Loans,  or to
                            finance  repurchase  offers,  but will not borrow to
                            finance long-term investment.  Accordingly, the Fund
                            will not purchase additional portfolio securities at
                            any  time  that  borrowings,  including  the  Fund's
                            commitments    pursuant   to   reverse    repurchase
                            agreements,  exceed 5% of the  Fund's  total  assets
                            (which includes the amount borrowed).

--------------------------------------------------------------------------------

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Continuous Offering         The Fund  intends to offer its  shares  continuously
                            through the Distributor, as principal underwriter, at a price equal to the net asset value per share. Class A shares are available only to investors participating in a fee based investment advisory or agency commission program and upon conversion from
                            Class  B  and  Class  C  shares.   Minimum   initial
                            investment is $1,000 ($250 for individual retirement accounts) and minimum subsequent investment is $100 ($50 for individual retirement accounts). The Fund reserves the right to waive any minimum investment
                            requirements   and  to  refuse  any  order  for  the
                            purchase of shares. The Fund does not intend to list the shares on any national securities exchange.


General Investment          Under normal circumstances,  the Fund will invest at
Guidelines                  least 80% of its total assets in interests in Senior
                            Loans.  Up to 20% of the Fund's  total assets may be
                            held  in  cash  and  other  investments,   including
                            fixed-rate debt obligations, short- to medium-term notes, high-yield securities, equity securities, hybrid and synthetic loans, collateralized loan obligations, and asset-backed securities.


                            A maximum of 25% of the Fund's total assets may be invested in Senior Loans to borrowers and securities of other issuers in any one industry. However, selling lenders and other persons positioned between the Fund and the borrower in the Senior Loan process will likely conduct their activities in the banking, finance, and financial services industries. Accordingly, the Fund may be more at risk to any single economic, political or regulatory occurrence affecting such industries.

                            The Fund will invest at least 90% of its total assets in Senior Loans to borrowers and other investments issued by entities that are organized under U.S. law or domiciled in Canada or U.S. territories or possessions. These Senior Loans and other investments must be denominated in U.S. dollars. The Fund may invest up to 10% of its total assets in U.S. dollar denominated Senior Loans to borrowers and other investments issued by entities that are organized or domiciled in countries other than the United States or Canada.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Repurchase Offers           As a matter  of  fundamental  policy,  the Fund will
                            offer to repurchase from 5% to 25% of its common shares at net asset value on a quarterly basis.
                            These repurchase offers are scheduled to occur in the months of February, May, August and November.


Distributions               Income  dividends  are normally  declared  daily and
                            paid monthly. Income dividends may be distributed in cash or reinvested in additional full and fractional shares through the Fund's dividend reinvestment program. Distributions of net realized capital gains will normally be made annually.

Investment Adviser          Scudder Kemper Investments, Inc.

Distributor and             Kemper Distributors, Inc.
Administrative
Services Provider

--------------------------------------------------------------------------------

RISK SUMMARY

The following is a summary of certain matters discussed in the Prospectus. For additional information, see "Risk Factors and Special Considerations."

--------------------------------------------------------------------------------

Credit Risk                 Investment  in  the  Fund  involves  the  risk  that
                            borrowers   under   Senior   Loans  may  default  on
                            obligations  to pay  principal or interest when due.
                            Lenders   may  have   difficulty   liquidating   the
                            collateral, if any, securing the Senior Loans or enforcing their rights under the terms of the Senior
                            Loans. The Fund is dependent upon the abilities of the Adviser to analyze credit risk.

Non-diversification         The Fund is not  subject to the  general  limitation
                            under the Investment  Company Act of 1940 that, with
                            respect  to 75% of its  total  assets,  it will  not
                            invest  more  than  5% of its  total  assets  in the
                            securities of a single issuer. As a result,  because
                            the Fund is permitted greater  flexibility to invest
                            its assets in the obligations of a single issuer, it
                            is  exposed  to  increased  risk  of loss if such an
                            investment underperforms expectations.  However, the
                            Fund  intends  to  limit  its  investments  so as to
                            comply with the diversification requirements imposed
                            by the Internal  Revenue  Code of 1986,  as amended,
                            for   qualification   as  a  "regulated   investment
                            company."

Borrowing                   The Fund is  authorized to borrow money in an amount
                            up to 33 1/3% of the Fund's total assets  (including
                            the  amount  borrowed).  The  Fund  will  borrow  if
                            necessary   only  for  the   purposes  of  obtaining
                            short-term  credit  in  connection  with  repurchase
                            offers,  to manage cash flow, or to fund commitments
                            to purchase Senior Loans.  The rights of any lenders
                            to the Fund to receive  payments  of interest on and
                            repayments of principal of such  borrowings  will be
                            senior to those of the holders of the Fund's  common
                            shares  and the  terms  of any such  borrowings  may
                            contain provisions which limit certain activities of
                            the Fund,  including  the  payment of  dividends  to
                            holders of common  shares in certain  circumstances.
                            The terms of such  borrowings also may grant lenders
                            certain voting rights in the event of default in the
                            payment of interest or the  repayment of  principal.
                            The interest expense associated with such borrowings
                            will  reduce or  eliminate  the amount of net income
                            available  for  payment  to the  holders  of  common
                            shares.  The Fund  will  not  borrow  for  long-term
                            financial leverage purposes.  Accordingly,  the Fund
                            will not purchase additional portfolio securities at
                            any  time  that  borrowings,  including  the  Fund's
                            commitments    pursuant   to   reverse    repurchase
                            agreements,  exceed 5% of the  Fund's  total  assets
                            (including the amount borrowed).

--------------------------------------------------------------------------------

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Limited Secondary           Because  of a limited  secondary  market  for Senior
Market for                  Loans,  the Fund may be  limited  in its  ability to
Senior Loans                sell  portfolio  holdings at the price at which they
                            are valued by the Fund to generate gains, avoid losses, or to meet repurchase requests.

Demand for                  An increase in demand for Senior Loans may adversely
Senior Loans                affect the rate of interest payable on Senior Loans
                            acquired by the Fund.

High-Yield/High Risk        The Fund may purchase  interests in Senior Loans and
Securities                  other  securities  that are rated  below  investment
                            grade or are unrated but considered by the Adviser to be of comparable quality. The purchase of such securities exposes the Fund to financial, market and interest-rate risks and greater credit risks than would the purchase of higher quality securities.
                            Such investments are also likely to result in increased fluctuation in the Fund's net asset value, particularly in response to economic downturns.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Foreign Securities          The Fund may invest up to 10% of its total assets in
                            U.S.  dollar-denominated  Senior  Loans to borrowers
                            and  securities  of other issuers that are organized
                            or  located  in  countries  other  than  the  United
                            States,  Canada, or in the U.S.  territories  and/or
                            possessions. Although such Senior Loans will require
                            payment of interest and  principal in U.S.  dollars,
                            these  borrowers  and issuers  may have  significant
                            non-U.S.  dollar  revenues.  Investment  in non-U.S.
                            entities  involves  special  risks,  including  that
                            non-U.S.  entities  may be subject to less  rigorous
                            accounting  and  reporting  requirements  than  U.S.
                            entities,  less  rigorous  regulatory  requirements,
                            differing   legal   systems  and  laws  relating  to
                            creditors'  rights,   the  potential   inability  to
                            enforce legal judgments, fluctuations in currency values and the potential for political, social and economic adversity.

No Trading Market           The Fund is a closed-end investment company designed
for Shares                  primarily  for  long-term  investors  and  not  as a
                            trading vehicle. The Fund does not intend to list the shares for trading on any national securities exchange. There is no secondary trading market for Fund shares. The Fund's shares are therefore not readily marketable. The Fund, as a fundamental policy, will make quarterly repurchases for 5% to 25% of its outstanding common shares at net asset value. See "Repurchase of Shares" below for more information. However, the Fund's shares are less liquid than shares of funds that trade on a stock exchange, and shareholders of Class B and Class C shares who tender Fund shares held for less than four years in the case of Class B or one year in the case of Class C will pay an EWC. See "Purchase of Shares." In addition, there is no guarantee that shareholders will be able to sell the desired number of Fund shares.

--------------------------------------------------------------------------------

FUND EXPENSES

The following table is intended to assist the Fund's shareholders in understanding the various costs and expenses associated with investing in Class A, Class B and Class C shares of the Fund. This information is based on expenses for the fiscal year ended August 31, 2000. Actual expenses for the fiscal year may vary.

                                           CLASS A       CLASS B       CLASS C
                                           -------       -------       -------

Shareholder Transaction Expenses^(1)
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                     NONE^(2)      NONE          NONE

Maximum Sales Charge on Reinvested
Dividends                                  NONE          NONE          NONE

Maximum Early Withdrawal Charge            NONE          3.00%         1.00%

Exchange Fee                               NONE          NONE          NONE

Annual Expenses (as a percentage of average net assets attributable to common shares)

Management Fees^(3)                        0.50%         0.50%         0.50%

Administrative Services Fee^(4)            0.25%         0.25%         0.25%

Distribution Fee^(5)                       NONE          0.60%^(6)     0.60%^(7)

Interest Payments on Borrowed Funds           0%            0%            0%

Other Expenses                             0.53%         0.68%         0.52%

Total Annual Expenses (Before expense
reduction)                                 1.28%         2.03%         1.87%

-------------------


(1) Broker-dealer firms and other financial services firms may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)    Class A shares are  available  only to investors  participating  in a fee
       based  investment   advisory  or  agency  commission  programs  and  upon
       conversion from Class B and Class C shares.

(3) Pursuant to an Investment Management Agreement with the Fund, the Adviser is entitled to receive an investment management fee of 0.50% of the average daily net assets of the Fund, with graduated fee reductions based on increased asset levels. See "Investment Management and Other Services." This amount does not take into account any fee waivers.

(4) Pursuant to an Administrative Services Agreement with the Fund, the Distributor is entitled to receive an annual fee of up to 0.25% of the average daily net assets of the Fund. This amount does not take into account any fee waivers.

(5) Class A shares are not subject to any distribution fees. Pursuant to the Class B share Distribution Plan, the Class B shares pay a maximum annual distribution fee of 0.60% of average daily net assets. Class B shares will automatically convert to Class A shares six years after purchase. Pursuant to the Class C share Distribution Plan, the Class C shares pay a maximum annual distribution fee of 0.60% of average daily net assets. Class C shares will automatically convert to Class A shares ten years after purchase.

(6) Long-term Class B shareholders of the Fund may, as a result of the Fund's distribution fees, pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc., although the Fund's distributor believes this is unlikely because of the automatic conversion feature described under "Purchase of Shares -- Purchase of Class B Shares -- Automatic Conversion Feature."


(7) Long-term Class C shareholders of the Fund may, as a result of the Fund's distribution fees, pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc., although the Fund's distributor believes this is unlikely because of the automatic conversion feature described under "Purchase of Shares -- Purchase of Class C Shares -- Automatic Conversion Feature."

This following hypothetical example assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The tables and the assumption in the hypothetical example of a 5% annual return are required by regulation of the Commission applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. For more complete descriptions of certain of the Fund's costs and expenses, see "Investment Management and Other Services."

The following example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown.


Example

Class A Shares                       1 year      3 years     5 years    10 years
--------------                       ------      -------     -------    --------
Based on the estimated level of        $13         $41         $70        $155
total operating expenses listed
above, you would pay the
following expenses on a $1,000
investment, assuming a 5% annual
return, reinvestment of all
dividends and distributions and
repurchase at the end of each
time period

You would pay the following            $13         $41         $70        $155
expenses on the same investment,
assuming no repurchase

Class B Shares^(1)                   1 year      3 years     5 years    10 years
-----------------                    ------      -------     -------    --------
Based on the estimated level of        $51         $84         $109       $199
total operating expenses listed
above, you would pay the
following expenses on a $1,000
investment, assuming a 5% annual
return, reinvestment of all
dividends and distributions and
repurchase at the end of each
time period

You would pay the following            $21         $64         $109       $199
expenses on the same investment,
assuming no repurchase

Class C Shares^(2)                    1 year      3 years     5 years   10 years
-----------------                    ------      -------     -------    --------
Based on the estimated level of        $29         $59         $101       $219
total operating expenses listed
above, you would pay the
following expenses on a $1,000
investment, assuming a 5% annual
return, reinvestment of all
dividends and distributions and
repurchase at the end of each
time period

You would pay the following            $19         $59         $101       $219
expenses on the same investment,
assuming no repurchase


--------------
(1) Assumes that the shareholder was an owner of the shares on the first day of the first year and the EWC was applied as follows: 1 year (3.0%), 3 years (2.0%), and five years (0%). Class B shares convert to Class A shares six years after issuance. Accordingly, the expenses in years seven through ten of this example reflect the annual Class A expenses.

(2) Assumes that the shareholder purchased shares on the first day of the first year and the EWC was applied as follows: 1 year (1.0%), and 3 years through 10 years (0%). Class C shares convert to Class A shares ten years after issuance.

FINANCIAL HIGHLIGHTS

These tables are designed to help you understand the financial performance of each portfolio in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in each class would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

                                                                     For the
                                                                   period from
                                                                November 1, 1999
                                                                (commencement of
                                                                 operations) to
                                                                August 31, 2000
CLASS A
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $5.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                       .32
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                          (.08)
--------------------------------------------------------------------------------
Total from investment operations                                         .24
--------------------------------------------------------------------------------
Less distribution from: Net investment income                           (.30)
--------------------------------------------------------------------------------
Total distributions                                                     (.30)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $4.94
--------------------------------------------------------------------------------
Total return (%) (b)                                                    4.86**
--------------------------------------------------------------------------------
Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                                  8
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         1.28*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          1.26*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               7.86
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               32*
--------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  Based on monthly average shares outstanding during the period

(b)  Total return would have been lower had certain expenses not been waived

                                                                  For the period
                                                                   from May 25,
                                                                 (commencement of
                                                  Year ended      operations) to
                                                August 31, 2000   August 31, 1999
CLASS B
-----------------------------------------------------------------------------------
Net asset value, beginning of period                 $4.99             $5.00
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                     .36               .09
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (.07)             (.03)
-----------------------------------------------------------------------------------
Total from investment operations                       .29               .06
-----------------------------------------------------------------------------------
Less distribution from: Net investment income         (.36)             (.07)
-----------------------------------------------------------------------------------
Total distributions                                   (.36)             (.07)
-----------------------------------------------------------------------------------
Net asset value, end of period                       $4.92             $4.99
-----------------------------------------------------------------------------------
Total return (%) (b)(c)                               5.82              1.23**
-----------------------------------------------------------------------------------
Ratios to average net assets and supplemental data
-----------------------------------------------------------------------------------
Net assets, end of period ($ in millions)              120                68
-----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)       2.03              3.48*
-----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)        1.71              0.38*
-----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             7.13              6.53*
-----------------------------------------------------------------------------------
Portfolio turnover rate (%)                             32                 2*
-----------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  Based on monthly average shares outstanding during the period

(b) Total return would have been lower had certain expenses not been waived

(c)  Total return does not reflect the effect of any sales charge

                                                                     For the
                                                                   period from
                                                                November 1, 1999
                                                                (commencement of
                                                                 operations) to
                                                                August 31, 2000
CLASS C
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $5.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                       .31
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                         (.07)
--------------------------------------------------------------------------------
Total from investment operations                                         .24
--------------------------------------------------------------------------------
Less distribution from: Net investment income                          (.30)
--------------------------------------------------------------------------------
Total distributions                                                    (.30)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $4.94
--------------------------------------------------------------------------------
Total return (%) (b)(c)                                               4.80**
--------------------------------------------------------------------------------
Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                                 50
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                        1.87*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                         1.70*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              7.38*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              32*
--------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  Based on monthly average shares outstanding during the period

(b)  Total return would have been lower had certain expenses not been waived

(c)  Total return does not reflect the effect of any sales charge

USE OF PROCEEDS


Proceeds of the Fund's continuous offering will be invested in accordance with the Fund's investment objective and policies over the course of the offering. The initial offering and organizational expenses of the Fund with respect to the Class B shares were charged against the Fund during the fiscal period ended August 31, 1999. The offering expenses with respect to the Class A and Class C shares were amortized over the fiscal period ending August 31, 2000.


INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. This objective is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval. Similarly, unless otherwise stated in this Prospectus or the SAI, the Fund's investment policies and restrictions are non-fundamental. There can be no assurance that the Fund will achieve its investment objective.


The Fund seeks to achieve its objective primarily by investing in interests in Senior Loans which, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity that is organized or domiciled in the United States, Canada or in U.S. territories and/or possessions (a "U.S. entity"). The Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs, and refinancings. The Fund primarily invests in Senior Loans that have interest rates that adjust periodically based upon a benchmark indicator of prevailing interest rates, such as the Prime Rate or LIBOR, and invests only in Senior Loans and other investments that are U.S. dollar denominated. Under normal circumstances, at least 80% of the Fund's total assets will be invested in Senior Loans. The Fund may also purchase other types of instruments in seeking to achieve its investment objective, including high-yield securities. The Fund may invest up to 10% of its total assets in Senior Loans and other investments that are issued by non-U.S. entities, although such investments will be U.S. dollar denominated. All percentage limitations in this Prospectus and the SAI are applied as of the time of investment.

Senior Loans are considered to be loans that hold a senior position in the capital structure of the borrower. These may include loans that hold the most senior position, that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. This capital structure position generally gives the holders of Senior Loans a priority claim on some or all of the borrower's assets in the event of default. The Senior Loans in which the Fund invests are generally fully collateralized with assets and/or cash flow that the Adviser believes have a market value at the time of acquisition that equals or exceeds the principal amount of the Senior Loan. The loan agreement may or may not require the borrower to pledge additional collateral to secure the Senior Loan if the value of the initial collateral declines.

The Fund may invest up to 20% of its total assets in Senior Loans that are not secured by collateral. Such unsecured Senior Loans involve a greater risk of loss. The Fund also only purchases interests in Senior Loans of borrowers that the Adviser believes can meet debt service requirements from cash flow or other sources, including the sale of assets. Because of their protective features, the Adviser believes that Senior Loans of borrowers that either are experiencing, or are more likely to experience, financial difficulty may represent attractive investment opportunities. Senior Loans vary in yield according to their terms and conditions, how often they pay interest, and when rates are reset. The Fund generally does not invest in Senior Loans of U.S. entities with interest rates that are tied to non-domestic interest rates other than LIBOR. The Fund may invest up to 10% of its total assets in Senior Loans of non-U.S. entities with interest rates tied to other non-domestic interest rates, including, but not limited to, the Paris Inter-Bank Offered Rate, the EURO LIBOR, or the EURO Area Inter-Bank Offered Rate.


The Fund may acquire Senior Loans of borrowers engaged in any industry. The Fund will invest no more than 25% of its total assets in Senior Loans of borrowers and securities of other issuers in any one industry. Selling lenders and other persons positioned between the Fund and the borrower will likely conduct their principal business activities in the banking, finance and financial services industries. The Fund may be more at risk to any single economic, political or regulatory occurrence affecting such industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital
raising   activities   generally  and  fluctuations  in  the  financial  markets
generally.


Investors should recognize that there can be no assurance that the investment objective of the Fund will be realized. Moreover, substantial increases in interest rates may cause an increase in Senior Loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund's assets may also be affected by other uncertainties, such as economic developments affecting the market for Senior Loans or affecting borrowers generally. For additional information on Senior Loans, see "General Information on Senior Loans."

Investment in the Fund's shares is intended to offer several benefits. The Fund offers investors the opportunity to seek a high level of current income by investing in a professionally-managed portfolio comprised primarily of Senior Loans, a type of investment typically not available directly to individual investors. Other benefits are the professional credit analysis provided to the Fund by the Adviser and portfolio diversification.

The Fund can normally be expected to have a more stable net asset value per share than investment companies investing primarily in fixed-income securities of comparable quality and maturity (other than money market funds and some short-term bond funds). Generally, the net asset value of the shares of an investment company which invests primarily in fixed-income securities changes as interest rates fluctuate. When interest rates rise, the value of a fixed income portfolio normally can be expected to decline. When interest rates decline, the value of a fixed-income portfolio normally can be expected to increase. The Adviser expects the Fund's net asset value to be relatively stable during normal market conditions, because the Senior Loans in which the Fund primarily invests adjust periodically in response to changes in interest rates. However, because the interest rates only reset periodically, the Fund's net asset value may fluctuate from time to time in the event of an imperfect correlation between the interest rates on the Fund's Senior Loans and prevailing interest rates. Also, a default on a Senior Loan in which the Fund has invested or a sudden and extreme increase in prevailing interest rates may cause a decline in the Fund's net asset value. Further, investment in securities other than Senior Loans, including high yield securities, may contribute to the fluctuation of the Fund's net asset value. Changes in interest rates can be expected to affect the dividends paid by the Fund, so that the distribution rate on an investment in the Fund's shares will likely fluctuate as a result of changes in prevailing interest rates.

Investment in Non-U.S. Issuers


The Fund may invest up to 10% of its total assets in U.S. dollar denominated Senior Loans of borrowers and securities of other issuers that are organized or located in countries other than the United States, Canada, or in U.S. territories and/or possessions ("non-U.S. entities"). Although such Senior Loans will require payment of interest and principal in U.S. dollars, these borrowers and issuers may have significant non-U.S. dollar revenues. Investment in non-U.S. entities involves special risks, including that non-U.S. entities may be subject to less rigorous accounting and reporting requirements than U.S. entities, less rigorous regulatory requirements, differing legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, fluctuations in currency values and the potential for political, social and economic adversity. Such Senior Loans may include certain foreign senior debt that is in the form of notes and note loan agreements.


Interest Rates and Portfolio Maturity

Interest rates on Senior Loans adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is LIBOR, the Federal Reserve federal funds rate, the Prime Rate or the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. LIBOR, as provided for in loan agreements, usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar denominated deposits. The Adviser believes that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank's lowest available rate. The CD rate, as provided for in loan agreements, usually is the average rate paid on large certificates of deposit traded in the secondary market.


Interest rates on Senior Loans may adjust periodically, including daily, monthly, quarterly, semi-annually, or annually. The Fund will not invest more than 5% of its total assets in Senior Loans with interest rates that adjust less often than semi-annually, provided, however, that the Fund will not invest in Senior Loans which permit the borrower to select an interest rate redetermination period in excess of one year. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in the Fund's net asset value as a result of changes in interest rates. The Fund may use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of Senior Loans. If the Fund does so, it will consider the shortened period to be the adjustment period of the Senior Loan. The Fund's portfolio of Senior Loans will generally have a dollar-weighted average time until the next interest rate adjustment of 90 days or less, although the time may exceed 90 days. As short-term interest rates rise, interest payable to the Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund's portfolio of Senior Loans.

The Fund is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. Although the Fund has no restrictions on portfolio maturity, normally at least 80% of the Fund's total assets invested in Senior Loans will be composed of Senior Loans with maturities of one to ten years with rates of interest which typically reset either daily, monthly, quarterly or semi-annually. Senior Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of Senior Loans may be considerably less than their stated maturity. If a Senior Loan is prepaid, the Fund will have to reinvest the proceeds in other Senior Loans or securities which may pay lower interest rates. However, because the interest rates on Senior Loans adjust periodically, the Adviser believes that the reinvestment by the Fund in Senior Loans after prepayment generally should not result in a significant reduction in the interest payable to the Fund.

In the event of a change in the benchmark interest rate on a Senior Loan, the rate payable to lenders under the Senior Loan will, in turn, change at the next scheduled reset date. If the benchmark rate goes up, the Fund as lender would earn interest at a higher rate, but only on and after the reset date. If the benchmark rate goes down, the Fund as lender would earn interest at a lower rate, but only on and after the reset date.

When interest rates rise, the values of fixed income securities generally decline. When interest rates fall, the values of fixed income securities generally increase. The Fund believes that investing in Senior Loans should limit fluctuations in the Fund's net asset value caused by changes in interest rates. The Fund expects the values of its Senior Loan investments to fluctuate less than the values of fixed rate, longer-term debt securities in response to changes in interest rates. Changes in interest rates can, however, cause some fluctuation in the Fund's net asset value.

Credit Analysis


When evaluating a borrower under a Senior Loan the Adviser considers many factors, including the borrower's past and future projected financial performance. The Adviser also considers a borrower's management, collateral, cash flow, industry and tangible assets. There is no assurance that the liquidation value of collateral, if any, for a Senior Loan would satisfy the borrower's obligations. The Fund does not impose any minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments in Senior Loans.


The capital structure of a borrower may include Senior Loans, senior and junior subordinated debt, preferred stock and common stock. Senior Loans typically have the most senior claim on the borrower's assets and common stock the most junior claim. The proceeds of Senior Loans that the Fund will purchase usually will be used by borrowers to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes.

The Adviser performs its own independent credit analysis of the borrower. In so doing, the Adviser may utilize information and credit analyses from the agents that originate or administer Senior Loans, other lenders investing in a Senior Loan, and other sources. These analyses will continue on a periodic basis for any Senior Loan purchased by the Fund. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser. See "Risk Factors and Special Considerations -- Credit Risks and Realization of Investment Objective."

Other Investments

Assets not invested in Senior Loans will generally consist of other instruments, including Hybrid and Synthetic Loans (as defined below), unsecured and subordinated loans, short-term debt instruments with remaining maturities of 120 days or less (which may have yields tied to the Prime Rate, commercial paper rates, federal funds rate or LIBOR), longer-term debt securities, equity securities and warrants acquired in connection with investment in or restructuring of a Senior Loan or a collateralized loan obligation, and other instruments as described under "Additional Information About Investments and Investment Techniques" in the SAI. Short-term debt instruments may include (i) commercial paper rated A-1 by Standard & Poor's Ratings Services or P-1 by Moody's Investors Service, Inc., or of comparable quality as determined by the Adviser, (ii) certificates of deposit, bankers' acceptances, and other bank deposits and obligations, and (iii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. During periods when, in the judgment of the Adviser, a temporary defensive posture in the market is appropriate, the Fund may hold up to 100% of its assets in cash, or in the instruments described above. These "Other Investments" are described below. All such investments normally will not exceed 20% of the Fund's total assets. Securities that, in the judgment of the Adviser, are Senior Loans are not included in the 20% portion of the Fund's portfolio described under this heading.

Hybrid and Synthetic Loans. Subject to the aggregate 20% limit on other investments, the Fund may invest up to 20% of its total assets in Hybrid and Synthetic Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). The Fund may invest in Hybrid Loans that are subordinated or unsecured debt of the borrower. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego, or the loan agreements for Hybrid Loans do not contain, certain loan covenants, there may be fewer protections in the event of default and therefore a higher risk of loss. In addition, because the Fund's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans. The Fund will invest only in Hybrid Loans that meet credit standards established by the Adviser with respect to Hybrid Loans and nonetheless provide certain protections to the lender such as collateral maintenance (if secured) or call protection.

In addition, under certain circumstances, the Fund may wish to attempt to obtain the economic performance of an investment in a Senior Loan in circumstances where it is not possible or, in the Adviser's judgment, desirable, to purchase an interest in the Senior Loan. These circumstances may include instances where the interest in the Senior Loan is illiquid or is unavailable for direct investment, or is available only on less attractive terms. In such circumstances, the Fund may wish to invest in synthetic alternative loans ("Synthetic Loans") that are based upon or otherwise relate to the economic performance of the Senior Loan upon which the Synthetic Loan is based (the "underlying loan"). Synthetic Loans may include swap transactions, notes or units with variable redemption amounts, and other similar instruments and contracts. Synthetic Loans typically do not involve beneficial ownership of the underlying loan, usually are not collateralized or otherwise secured by the counterparty, and may or may not have any credit enhancements attached to them. Accordingly, Synthetic Loans are generally unsecured and involve exposure to the creditworthiness and legal standing of the issuer of the Synthetic Loan, which may be a bank. In addition, Synthetic Loans are typically illiquid.

Collateralized Loan Obligations. Subject to the aggregate 20% limit on other investments, the Fund may invest up to 10% of its total assets in collateralized loan obligations or other structured products that in the judgment of the Adviser are substantially similar to collateralized loan obligations ("CLOs"). CLOs are asset-backed securities issued by a trust or other entity that are collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Neither the Fund nor the Adviser selects the borrowers of the loans that comprise the CLO pool (a "CLO borrower") or the collateral backing those loans. CLOs are subject to credit and prepayment risk. In addition, the collection of collateral on a defaulted loan, if achieved, may be subject to significant delays. Further, the Fund may be subject to the credit risk of the institution that creates the CLO. The Fund may have limited or no rights to enforce the terms of any loan agreement with a CLO borrower, right to set-off against the CLO borrower, or right to object to amendments to the lending agreement with the CLO borrower.

Subordinated and Unsecured Loans. Subject to the aggregate 20% limit on other investments, the Fund may invest up to 20% of its total assets in subordinated and unsecured loans that, in the judgment of the Adviser, are not Senior Loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Equity Securities. Subject to the aggregate 20% limit on other investments, the Fund may invest up to 20% of its total assets in equity securities acquired in connection with investments in or restructuring of a Senior Loan, CLO, subordinated and unsecured loan, high-yield security, or other investment of the Fund, including common stocks, preferred stocks, convertible securities and warrants (which may be converted into the underlying security). Common stocks and preferred stocks represent shares of ownership in a corporation or other business organization. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

To the extent the Fund invests in such equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's net asset value per share, which will fluctuate as the value of the securities held by the Fund changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

Other Investment Companies. Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940 ("1940 Act"). The Fund may make indirect investments in Senior Loans through investments in other investment companies. Under applicable restrictions, the Fund may not acquire more than 3% of the total outstanding voting stock of another investment company, may invest no more than 5% of its total assets in the securities of any one investment company, and may invest overall no more than 10% of its total assets in other investment companies. Investment companies, including the Fund, incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

High-Yield/High-Risk Securities. The Fund may invest up to 5% of its total assets in high-yield securities (which do not include Senior Loans that may be rated below investment grade or comparable unrated Senior Loans). High-yield securities are debt securities that are rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. High-yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher-yielding preferred stock and mortgage-related securities, and securities convertible into those types of instruments. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in the prices of high-yield securities. In the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest-rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

The secondary market in which high-yield securities are traded is generally less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high-yield security, and could adversely affect the net asset value of the Fund's shares. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available. In pursuing the Fund's objectives, the Adviser seeks to identify situations in which the rating agencies have not fully perceived the value of the security.

Investments in high-yield securities by the Fund may result in greater net asset value fluctuation than if the Fund did not make such investments.

There is no limit on the percentage of the Fund's assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but of comparable quality.

Use of Hedging Techniques

The Fund may enter into various interest rate hedging and risk management transactions, subject to the availability of such instruments and the Adviser's discretion, which includes the discretion not to pursue a hedging or risk management strategy, even when doing so might have been advantageous to the Fund. Certain of these transactions may be considered to involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on or value of a particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on adjustable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. In addition, the Fund may also engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. The Fund does not intend to engage in such transactions to enhance the yield on its portfolio to increase income available for distributions. Market conditions will determine whether and in what circumstances the Fund would employ any hedging or risk management techniques. The Fund will not engage in any of the transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the Fund's portfolio or obligations incurred by the Fund. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. There can be no assurance that an appropriate hedging or risk management instrument will be available to the Fund when the Adviser seeks such instrument for use by the Fund, or that the Adviser will in its discretion utilize a hedging or risk management instrument when it might have been advantageous for the Fund to do so. The Fund will incur brokerage and other costs in connection with its hedging and risk management transactions. See "Interest Rate Hedging Transactions" in the SAI.

Use of Borrowing

The Fund may borrow money in amounts up to 33 1/3% of the value of its total assets if necessary to finance repurchase offers (as described below under "Repurchase Offers"), to fund commitments to purchase Senior Loans, or for other temporary, extraordinary or emergency purposes. The Fund may also borrow in anticipation of cash flows into and out of the Fund and to attempt to efficiently manage the Fund's investment portfolio. The Fund does not intend to issue securities representing indebtedness other than short-term borrowings or to issue preferred shares. The Fund will not borrow for long-term financial leverage purposes. Accordingly, the Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (including the amount borrowed).

Capital raised through borrowing will be subject to interest costs. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate.

The Fund may enter into an agreement with a financial institution providing for an unsecured, discretionary credit facility (the "Facility"), the proceeds of which may be used to finance, in part, share repurchases. The Facility may provide for the borrowing by the Fund to the extent permitted under the 1940 Act, on an unsecured, uncommitted basis. Loans made under the Facility will bear interest at an adjustable rate.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has at the time of the declaration of any such dividend or distribution or at the time of any such purchase an asset coverage of at least 300%, after deducting the amount of such dividend, distribution, or purchase price, as the case may be. The Fund's inability to make distributions as a result of these requirements could cause the Fund to fail to qualify as a regulated investment company and/or subject the Fund to income or excise taxes. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount.

Any indebtedness issued by the Fund or borrowing by the Fund either (a) will mature by the next Repurchase Request Deadline (as defined below under "Repurchase Offers") or (b) will provide for its redemption, call, or repayment by the Fund by the next Repurchase Request Deadline without penalty or premium, as necessary to permit the Fund to repurchase shares in the amount set by the Board of Trustees in compliance with the asset coverage requirements of the 1940 Act.

GENERAL INFORMATION ON SENIOR LOANS

Senior Loans differ from other types of debt in that they generally hold the most senior position in the capital structure of a borrower. Priority liens are obtained by the lenders that typically provide the first right to cash flows or proceeds from the sale of a borrower's collateral, if any, if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions and taxes). Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans have contractual terms designed to protect lenders. Loan agreements often include restrictive covenants that limit the activities of the borrower. These covenants may include mandatory prepayment out of excess cash flows, restrictions on dividend payments, the maintenance of minimum financial ratios, limits on indebtedness and other financial tests. Breach of these covenants generally is an event of default and, if not waived by the lenders, may give lenders the right to accelerate principal and interest payments.

Senior Loans are typically secured by pledges of collateral from the borrower in the form of tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees or other credit support as a form of collateral. In some instances, the Fund may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. Generally, as discussed below, the agent with respect to a Senior Loan is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. In certain circumstances, the loan agreement may authorize the agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. The Fund may also invest in Senior Loans that are not secured by collateral. Such unsecured Senior Loans involve additional risk.

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions ("lenders") represented in each case by an agent ("agent"), which usually is one or more of the lenders. The Fund generally will acquire Senior Loans from and sell Senior Loans to the following lenders: money center banks, selected regional banks and selected non-banks, investment banks, insurance companies, finance companies, other investment companies, private investment funds, and lending companies. The Fund may also acquire Senior Loans from and sell Senior Loans to U.S. branches of foreign banks which are regulated by the Federal Reserve System or appropriate state regulatory authorities. On behalf of the lenders, the agent generally is primarily responsible for negotiating the loan agreement ("loan agreement"), which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent is typically paid a fee by the borrower for its services. The agent and the other original lenders typically have the right to sell interests ("participations") in their share of the Senior Loan to other participants. The agent and the other original lenders also may assign all or a portion of their interests in the Senior Loan to other participants.

The agent generally is required to administer and manage the Senior Loan on behalf of other lenders. When evaluating Senior Loans, the Adviser may consider, and may rely in part, on analysis performed by the agent and other lenders. This analysis may include an evaluation of the value and sufficiency of any collateral securing Senior Loans. As to collateralized Senior Loans, the agent usually is required to monitor the collateral. The agent may rely on independent appraisals of collateral. The agent need not, however, obtain an independent appraisal of assets pledged as collateral in all cases. The agent generally is also responsible for determining that the lenders have obtained a perfected security interest in the collateral (if any) securing a Senior Loan.

The Fund normally relies on the agent to collect principal of and interest on a Senior Loan. Furthermore, the Fund also relies in part on the agent to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the lender from whom the Fund has purchased a participation) of any adverse change in the borrower's financial condition. Insolvency of the agent or other persons positioned between the Fund and the borrower could result in losses for the Fund.

The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in Senior Loans. The fees normally paid by borrowers include three primary types: facility fees, commitment fees and prepayment penalties. Facility fees are paid to lenders when a Senior Loan is originated. Commitment fees are paid to lenders on an ongoing basis based on the unused portion of a Senior Loan commitment. Lenders may receive prepayment penalties when a borrower prepays a Senior Loan. The Fund receives these fees directly from the borrower if the Fund is an original lender or, in the case of commitment fees and prepayment penalties, if the Fund acquires an assignment. Whether the Fund receives a facility fee in the case of an assignment, or any fees in the case of a participation, depends on negotiations between the Fund and the lender selling such interests. When the Fund buys an assignment, it may be required to pay a fee, or forgo a portion of interest and fees payable to it, to the lender selling the assignment.
Occasionally, the assignor pays a fee to the assignee. A person selling a participation to the Fund may deduct a portion of the interest and any fees payable to the Fund as an administrative fee. The Fund may be required to pass along to a person who buys a Senior Loan from the Fund a portion of any fees to which the Fund is entitled.

The Fund may have obligations under a loan agreement, including the obligation to make additional loans in certain circumstances. The Fund intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. The Fund will not purchase a Senior Loan that would require the Fund to make additional loans if as a result of such purchase all of the Fund's additional loan commitments in the aggregate would exceed 20% of the Fund's total assets or would cause the Fund to fail to meet the asset composition requirements set forth under the heading "Investment Restrictions and Fundamental Policies" in the SAI.


The Fund's investment in Senior Loans generally may take one or a combination of the following forms including: purchase of an assignment ("assignment") or a portion of a Senior Loan from a third party, or acquiring a participation in a Senior Loan. The Fund may pay a fee or forego a portion of interest payments to the lender selling a participation or assignment under the terms of such participation or assignment.

The agent that arranges a Senior Loan is frequently a commercial or investment bank or other entity that originates a Senior Loan and the entity that invites other parties to join the lending syndicate. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for documentation and administration of the Senior Loan. Agents are typically paid fees by the borrower for their services.

When the Fund acquires an assignment, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement, and may have rights with respect to any funds acquired by other lenders through set-off. Lenders also have certain voting and consent rights under the applicable Senior Loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected.

When the Fund is a purchaser of an assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may be more limited than those held by the assigning lender. The Fund will purchase an assignment or act as lender with respect to a syndicated Senior Loan only where the agent with respect to such Senior Loan is determined by the Adviser to be creditworthy at the time of acquisition.

The Fund may also invest in participations in Senior Loans. With respect to any given Senior Loan, the rights of the Fund when it acquires a participation may be more limited than the rights of original lenders or of investors who acquire an assignment. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained. Participation by the Fund in a lender's portion of a Senior Loan typically results in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the Senior Loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower with the result that the Fund may be subject to delays, expenses and risks that are greater than those that exist where the Fund is the original lender, and the Fund may not directly benefit from the collateral supporting the Senior Loan because it may be treated as a creditor of the lender instead of the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation. In the event of insolvency of the lender selling a participation, the Fund may be treated as a general creditor of such lender, and may not benefit from any set-off between such lender and the borrower. In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the Senior Loan may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct of the lender selling the participation The Fund will only acquire participations if the lender selling the participations and any other persons interpositioned between the Fund and the lender are determined by the Adviser to be creditworthy.

Should an agent become insolvent, or enter Federal Deposit Insurance Corporation ("FDIC") receivership or bankruptcy, any interest in the Senior Loan transferred by such person and any Senior Loan repayment held by the agent for the benefit of participants may be included in the agent's estate where the Fund acquires a participation interest from an original lender. Should that original lender become insolvent, or enter FDIC receivership or bankruptcy, any interest in the Senior Loan transferred by the original lender may be included in its estate. In either such event, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and interest.

RISK FACTORS AND SPECIAL CONSIDERATIONS

The following discussion summarizes additional risks that should be taken into account when considering an investment in the Fund. For additional information about the risks associated with the instruments or investment techniques that may be used by the Fund, see "Additional Information About Investments and Investment Techniques" in the SAI.

Credit Risks and Realization of Investment Objective

Senior Loans, like most other debt obligations, are subject to the risk of default. While all investments involve some amount of risk, Senior Loans generally involve less risk than equity instruments of the same issuer because the payment of principal of and interest on debt instruments is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders. Although the Fund will generally invest in Senior Loans that will be fully collateralized with assets with a market value that, at the time of acquisition, equals or exceeds the principal amount of the Senior Loan, the value of the collateral may decline below the principal amount of the Senior Loan subsequent to the Fund's investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund will be subject to the risk that this stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized. Senior Loans are also subject to the risk of default of scheduled interest or principal payments. In the event of a failure to pay scheduled interest or principal payments on Senior Loans held by the Fund, the Fund could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the net asset value of Fund shares or the amount of its dividends. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. To the extent that the Fund's investment is in a Senior Loan acquired from another lender, the Fund may be subject to certain credit risks with respect to that lender. Further, there is no assurance that the liquidation of the collateral (if any) underlying a Senior Loan would satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, or that collateral could be readily liquidated. The risk of non-payment of interest and principal also applies to other debt instruments in which the Fund may invest. Because of the protective terms of Senior Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted debt securities. Nevertheless, even in the case of collateralized Senior Loans, there is no assurance that the sale of collateral would raise enough cash to satisfy the borrower's payment obligation or that the collateral can or will be liquidated. The Fund may invest up to 20% of its total assets in Senior Loans that are not secured by any collateral, and such Senior Loans entail greater risk than secured Senior Loans.

The Fund may acquire Senior Loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans issued in highly leveraged transactions. The Fund may even acquire and retain in its portfolio Senior Loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. In the case of bankruptcy, liquidation of collateral may not occur and the court may not give lenders the full benefit of their senior position.

If the terms of a collateralized Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss.

In the event of the bankruptcy, receivership, or other insolvency proceeding of a borrower, the Fund could experience delays or limitations with respect to its ability to collect the principal of and interest on the Senior Loan and with respect to its ability to realize the benefits of the collateral securing the Senior Loan, if any. Among the credit risks involved in such a proceeding are the avoidance of the Senior Loan as a fraudulent conveyance, the restructuring of the payment obligations under the Senior Loan (including, without limitation, the reduction of the principal amount, the extension of the maturity, and the reduction of the interest rate thereof), the avoidance of the pledge of collateral securing the Senior Loan as a fraudulent conveyance or preferential transfer, the discharge of the obligation to repay that portion of the Senior Loan that exceeds the value of the collateral, and the subordination of the Fund's rights to the rights of other creditors of the borrower under applicable law. Similar delays or limitations of the Fund's ability to collect the principal of and interest on the Senior Loan and with respect to its ability to realize the benefits of the collateral securing the Senior Loan may arise in the event of the bankruptcy, receivership, or other insolvency proceeding of an original lender or an agent.

Investment decisions will be based largely on the credit analysis performed by the Adviser's investment personnel and not on analyses prepared by rating agencies or other independent parties, and such analysis may be difficult to perform for many borrowers and issuers. The Adviser may also utilize information prepared and supplied by the agent or other lenders. Information about interests in Senior Loans generally will not be in the public domain, and interests are often not currently rated by any nationally recognized rating service. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, borrowers are required to provide financial information to lenders, including the Fund, and information may be available from other Senior Loan participants or agents that originate or administer Senior Loans. There can be no assurance that the Adviser's analysis will disclose factors that may impair the value of a Senior Loan. A serious deterioration in the credit quality of a borrower could cause a permanent decrease in the Fund's net asset value.


There is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments in Senior Loans. Although a Senior Loan often is not rated by any rating agency at the time the Fund purchases the Senior Loan, rating agencies have become more active in rating an increasing number of Senior Loans and at any given time a substantial portion of the Senior Loans in the Fund's portfolio may be rated. Although the Adviser may consider such ratings when evaluating a Senior Loan, it does not view such ratings as a determinative factor in its investments decisions. The lack of a rating does not necessarily imply that a Senior Loan is of lesser investment quality. There is no limit on the percentage of the Fund's assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but of comparable quality, and the Fund may invest a substantial portion of its assets in such Senior Loans. Debt securities rated below investment grade and comparable unrated securities are viewed by the ratings agencies as speculative and are commonly known as "junk bonds."


While debt instruments generally are subject to the risk of changes in interest rates, the interest rates of the Senior Loans in which the Fund will invest will adjust with a specified interest rate. Thus the risk that changes in interest rates will affect the market value of such Senior Loans is significantly decreased, but is not eliminated.

Non-diversification

The Fund may invest a greater proportion of its assets in the securities of a small number of issuers than would be required if the Fund were a diversified investment company. In this regard, the Fund is not subject to the general limitation that, with respect to 75% of its total assets, it may not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Fund is permitted greater flexibility to invest its assets in the obligations of a single issuer it is exposed to increased risk of loss if such an investment underperforms expectations. However, the Fund intends to limit its investments so as to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a "regulated investment company."

Limited Secondary Market for Senior Loans

Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, some or many of the Senior Loans in which the Fund invests will be relatively illiquid. This means that the Fund may not be able to sell its Senior Loans quickly at a fair price. The market for illiquid securities is more volatile than the market for liquid securities. The market could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. In addition, Senior Loans in which the Fund invests generally require the consent of the borrower prior to sale or assignment. This consent requirement may delay or impede the Fund's ability to sell Senior Loans. The Fund may have difficulty disposing of its Senior Loans if it needs cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities. Limitations of a secondary market may result in difficulty raising cash to purchase shares tendered pursuant to a repurchase offer. These events may cause the Fund to sell securities at lower prices than it would otherwise consider to meet cash needs and may cause the Fund to maintain a greater portion of its assets in cash or cash equivalents than it would otherwise, which could negatively impact performance. If the Fund purchases a relatively large Senior Loan to generate income, the limitations of the secondary market may inhibit the Fund from selling a portion of the Senior Loan and reducing its exposure to the borrower when the Adviser deems it advisable to do so.

In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available. To the extent that a secondary market does exist for Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

The Fund must maintain liquid assets in accordance with the regulatory requirements under the 1940 Act for operation as an interval fund. These
requirements   are  set  forth  under   "Repurchase   of  Shares  --   Liquidity
Requirements."

Demand for Senior Loans

Although the volume of Senior Loans has increased in recent years, demand for Senior Loans has also grown. An increase in demand may benefit the Fund by providing increased liquidity for Senior Loans, but may also adversely affect the rate of interest payable on Senior Loans acquired by the Fund and the rights provided to the Fund under the terms of the Senior Loan. Senior Loans are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities is more volatile than the market for liquid securities. However, many Senior Loans are of a large principal amount and are held by a large number of owners. In the Adviser's judgment, this should enhance their liquidity.

No Trading Market for Shares

The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. The Fund does not intend to list the shares for trading on any national securities exchange. There is no secondary trading market for Fund shares. The Fund's shares are therefore not readily marketable. The Fund, as a fundamental policy, will make quarterly repurchases for 5% to 25% of its outstanding common shares at net asset value. See "Repurchase of Shares" below for more information. However, the Fund's shares are less liquid than shares of funds that trade on a stock exchange, and Class B shareholders who tender Fund shares held for less than four years and Class C shareholders who tender Fund shares held for less than one year will pay an EWC. See "Purchase of Shares." In addition, there is no guarantee that shareholders will be able to liquidate all of their Fund shares that they tender.

NET ASSET VALUE


The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 3:00 p.m. Central time, on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Portfolio securities for which market quotations are readily available are generally valued at market value. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


PURCHASE OF SHARES

Alternative Purchase Arrangements. Class A shares of the Fund may be purchased at net asset value through certain investment advisers registered under the Investment Advisers Act and other financial service firms, acting solely as agents for their clients, that adhere to certain standards established by the Distributor, including a requirement that such shares be purchased for the benefit of their clients participating in a fee based investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and an EWC payable upon certain repurchases. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and are subject to an EWC payable upon certain repurchases within the first year following purchase. Class C shares automatically convert to Class A shares ten years after issuance. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.


The primary distinctions among the classes of the Fund's shares lie in their initial sales charge and EWC structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized in the table below. See also, "Fund Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                 Maximum Annual
                                Distribution Fees
                                   (as a % of
                                     average
            Sales Charge         daily net assets)      Other Information
            ------------         -----------------      -----------------

Class A     None                      None              Sold in connection with an
                                                        investment advisory program or
                                                        agency commission program
                                                        under which clients pay a fee
                                                        to the investment adviser or
                                                        other firm for portfolio
                                                        management or agency brokerage
                                                        services.
Class B     Maximum EWC of 3%         0.60%             Shares convert to Class A
            of repurchase                               shares six years after
            proceeds; declines                          issuance.
            to zero after four
            years.

Class C     EWC of 1% of              0.60%             Shares convert to Class A
            repurchase proceeds                         shares ten years after
            for repurchases                             issuance.
            made during first
            year after
            purchase.

The minimum initial investment for each Class of shares of the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Purchase of Class A Shares. Class A shares of the Fund may be purchased at net asset value through certain investment advisers registered under the Investment Advisers Act and other financial services firms, acting solely as agents for their clients, that adhere to certain standards established by the Distributor, including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through repurchase by the Fund.

The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to Class A shareholders in connection with the investment or reinvestment of income and capital gain dividends or upon conversion from Class B shares or Class C shares as provided below.

Purchase of Class B Shares. Investors choosing the EWC alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. An EWC may be imposed upon repurchase of Class B shares. See "Repurchase of Shares -- Early Withdrawal Charges -- Class B Shares."

The Distributor is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Distribution Arrangements" and "Distribution Expenses."

Automatic Conversion Feature. Class B shares will automatically convert to Class A shares six years after the end of the calendar month in which the shareholder's order to purchase was accepted and after that date will no longer be subject to the distribution fees applicable to Class B shares. Conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B shares from the asset based distribution expenses applicable to such shares at such time as the Class B shares have been outstanding for a duration sufficient for the Distributor to have been substantially compensated for distribution-related expenses incurred in connection with those shares.

For purposes of the conversion of Class B shares to Class A shares, shares purchased through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. An EWC may be imposed upon the repurchase of Class C shares if they are repurchased within one year of purchase. See "Repurchase of Shares -- Early Withdrawal-Class C Shares."

The Distributor compensates firms for sales of Class C shares at the time of sale at a commission rate of 0.25% of the amount of Class C shares purchased. In addition, the Distributor currently advances to firms the first year distribution fee at a rate of 0.50% of the purchase price of such shares. For periods after the first year, the Distributor currently intends to pay firms for sales of Class C shares the commission noted above and a distribution fee, payable quarterly, at an annual rate of 0.50% of net assets attributable to Class C shares maintained and serviced by the firm. The Distributor is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Distribution Arrangements" and "Distribution Expenses."


Automatic Conversion Feature. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month in which the shareholder's order to purchase was accepted and after that date will no longer be subject to the distribution fees applicable to Class C shares. Conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class C shares from the asset based distribution expenses applicable to such shares at such time as the Class C shares have been outstanding for a duration sufficient for the Distributor to have been substantially compensated for distribution-related expenses incurred in connection with those shares.

For purposes of the conversion of Class C shares to Class A shares, shares purchased through the reinvestment of dividends and distributions paid on Class C shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class C shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class C shares in the sub-account will also convert to Class A shares.

Which Arrangement is Best for You? The decision as to which class of shares provides the most suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for a longer period might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within a relatively short period might consider Class C shares. For more information about the three sales arrangements, consult your financial representative or the Distributor. Firms may receive different compensation depending upon which class of shares they sell.

Distribution Arrangements

The Fund has entered into an Underwriting and Distribution Services Agreement with the Distributor (the "Distribution Agreement"), which has been filed as an exhibit to the Fund's Registration Statement with the Commission. The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement. Subject to the terms and conditions of the Distribution Agreement, the Fund may issue and sell shares of the Fund from time to time through the Distributor, which is the principal underwriter of the shares, and through firms. The Class A, Class B and Class C shares will be offered on a continuous basis as described above, at net asset value per share. Shareholders will have the option of submitting shares for repurchase quarterly, subject to the terms and conditions described below under "Repurchase of Shares."

The Distributor is the principal underwriter and distributor of the Fund's shares and acts as agent of the Fund in the continuous offering of the Fund's shares. The Fund and the Distributor reserve the right to withdraw, cancel or modify the offering of shares and the Fund reserves the right to refuse any order for shares in whole or in part.


Firms that submit orders for Class B shares will be compensated at a rate of 3.0% of the aggregate sales price of the Class B shares purchased from the Fund by or through such firms. The Distributor compensates firms for sales of Class C shares at the time of sale at a commission rate of 0.25% of the amount of Class C shares purchased. In addition, the Distributor currently advances to firms the first year distribution fee at a rate of 0.50% of the purchase price of such shares. For periods after the first year, the Distributor currently intends to pay firms for sales of Class C shares the commission noted above and a distribution fee, payable quarterly, at an annual rate of 0.50% of net assets attributable to Class C shares maintained and serviced by the firm. The Distributor would receive the distribution fee from the Fund and any EWC.


In addition, the Distributor may, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash compensation, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by the Distributor.

Settlements of sales of shares will normally occur on the third business day following the date on which any such sales are made.

The Fund  anticipates  that  from time to time  certain  of the firms may act as
brokers  or  dealers  in   connection   with  the  execution  of  its  portfolio
transactions.

In connection with the sale of the shares on behalf of the Fund, the Distributor may be deemed to be an underwriter within the meaning of the Securities Act of 1933.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. Delays may be experienced in the share repurchase procedure, described below, if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond value of 2% or more of the certificate value is normally required).


Brokers, banks and other financial service providers may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and the Distributor may pay them a transaction fee up to the level of the discount or commission allowable or payable to the firms, as described above. Brokers, banks or other financial service providers may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If such firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a firm would result in any material adverse consequences to the Fund.


Orders for the purchase of shares in a continuous offering will be confirmed at a price based on the net asset value per share of the Fund next determined after receipt in good order by the Distributor of the order accompanied by payment. However, orders received by firms prior to the determination of net asset value and received in good order by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value per share effective on that day. The Fund reserves the right to determine its net asset value more frequently than once a day if deemed desirable. Firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Firms provide varying arrangements for their clients to purchase and submit to the Fund for repurchase the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Distributor or Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and repurchase of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers or registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of the Distributor, may receive compensation from the Fund through the Shareholder Service Agent for these services. This Prospectus should be read in connection with such firms' materials regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this Prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares. During the period of such suspension, persons who are already shareholders of the Fund normally will be permitted to continue to purchase additional shares of the Fund and to have dividends reinvested.

An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Distributor is headquartered at 222 South Riverside Plaza, Chicago, Illinois 60606.

Distribution Expenses

Pursuant to the Distribution Agreement, the Distributor bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Distributor provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than existing shareholders. The Fund bears the cost of printing and mailing prospectuses and reports to existing shareholders. The Fund bears the expense of registering its shares with the Commission and, the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states ("Blue Sky expenses"). The Distributor may enter into related selling group agreements with various broker-dealers, including affiliates of the Distributor, that provide distribution services to investors. The Distributor also may provide some of the distribution services.

Distribution plans have been adopted by the Fund with respect to the Class B (the "Class B Plan") and Class C (the "Class C Plan") shares that comply with the terms of Rule 12b-1 under the 1940 Act (collectively, the "Plans"). The Plans provide for fees payable as an expense of the Class B and Class C shares, that are used by the Distributor to pay for distribution services for that class.

The Plans are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may, directly or indirectly, bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act.

For its services under the Class B Plan, the Distributor receives a fee from the Fund, payable monthly, at the annual rate of 0.60% of average daily net assets of the Fund attributable to the Class B shares. For its services under the Class C Plan, the Distributor receives a fee from the Fund, payable monthly, at an annual rate of 0.60% of the average daily net assets of the Fund attributable to the Class C shares. These fees are accrued daily as an expense of the Class B and Class C shares. The Distributor also receives any EWC, as discussed above.

Under the Plans, the Distributor may compensate various financial services firms for sales of Fund shares and may pay other commissions, fees and concessions to such firms. The distribution fee compensates the Distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B and Class C shares, including the payment of compensation to firms, the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

Among other things, the Plans provide that the Distributor will prepare reports for the Board of Trustees on a quarterly basis showing amounts paid to the various financial services firms and such other information as the Board may reasonably request. The Plans will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plans ("Qualified Board Members"), cast at an in-person meeting called for such purpose. The Class B Plan will also continue in effect indefinitely by a vote of at least a majority of the outstanding voting securities of the Class B shares and the Class C Plan will continue in effect indefinitely by a vote of at least a majority of the outstanding voting securities of the Class C shares. Any material amendment to the Plans must be approved by vote of a majority of the Board of Trustees and of the Qualified Board Members. An amendment to the Class B Plan to increase materially the amount to be paid to the Distributor by the Fund for distribution services must be approved by a majority of the outstanding Class B shares and an amendment to the Class C Plan to increase materially the amount to be paid to the Distributor by the Fund for distribution services must be approved by a majority of the outstanding Class C shares. While the Plans are in effect, the selection and nomination of Trustees who are not interested persons of the Fund will be committed to the discretion of the Trustees who are not themselves interested persons of the Fund.

If a Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to a Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor in excess of its fees under a Plan, if for any reason a Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse the Distributor for its expenses incurred.

Tax Identification Number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and repurchases and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to repurchase all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary repurchase by providing the Fund with a tax identification number during the 30-day notice period. Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Prospectus.

REPURCHASE OF SHARES

To provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund, pursuant to a fundamental policy that may only be changed by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act, will make quarterly offers to repurchase a percentage of its outstanding shares at net asset value (each, a "Repurchase Offer"). Because the Fund is a closed-end investment company, shareholders will not be able to redeem their shares on a daily basis.


As explained in more detail below, it is anticipated that each quarterly "Repurchase Request Deadline" will be 3:00 p.m. Central time on the 10th business day in the months February, May, August and November. The Fund may determine the net asset value applicable to repurchases no later than the 14th calendar day (or, if not a business day, the next business day) after the Repurchase Request Deadline (the "Pricing Date"). The Fund will distribute payment to shareholders on or before the "Repurchase Payment Deadline", which will be no later than seven calendar days after Pricing Date. Shareholders of record of the Fund will be sent notification of each Repurchase Offer 21 to 42 days prior to the Repurchase Request Deadline with respect to such Repurchase Offer. It is unlikely that a secondary market for the Fund's shares will develop, and neither the Distributor nor the firms will engage in any efforts to develop a secondary market.

Repurchase Amount

Each quarter, the Fund's Board of Trustees will determine the percentage of shares to be repurchased ("Repurchase Amount"). The Repurchase Amount may vary from 5% to 25% of shares outstanding on the Repurchase Request Deadline. The Fund also may offer to repurchase its shares on a discretionary basis, not pursuant to its fundamental policy, not more frequently than once every two years, or more frequently if an exemption is obtained from this limitation.

There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. In other words, if, in the aggregate, only one share is tendered in a given quarter, the Fund must repurchase it. However, there is a maximum Repurchase Amount, so shareholders should be aware of the risk that the Fund may not be able to repurchase all shares tendered in any given quarter. See "Oversubscribed Repurchase Offers; Pro Rata Allocation."

Repurchase Requests


Shareholders of record will be sent a Notification of Repurchase Offer ("Notification") 21 to 42 days before the next Repurchase Request Deadline. The Notification will provide information about the Repurchase Offer, including the Repurchase Amount, the Repurchase Request Deadline, the manner of submitting a Repurchase Request, and the means by which shareholders may obtain the Fund's net asset value. It is anticipated that each Repurchase Request Deadline will be 3:00 p.m. Central time on the 10th business day in the months of February, May, August and November.

Shareholders who wish to tender shares for repurchase must notify the Fund on or before the Repurchase Request Deadline in the manner designated by the Fund in the Notification. THE REPURCHASE REQUEST DEADLINE IS A DEADLINE THAT WILL BE STRICTLY OBSERVED. Repurchase requests may not be revoked after the Repurchase Request Deadline. Shareholders that fail to submit Repurchase requests in good order by this deadline will be unable to liquidate shares until a subsequent Repurchase Offer. Repurchase requests will be considered to be in good order if they meet the requirements set forth below under "Repurchase of Shares -- General."


A shareholder may tender all or a portion of his or her holdings (although the Fund may not be able to repurchase the shareholder's entire tender if aggregate tenders exceed the Repurchase Amount (as discussed further below). However, a shareholder's tax results may differ depending on whether the shareholder has tendered all or only a portion of his or her shares. See "Tax Matters."

Determination of Repurchase Price

The Fund will establish the Repurchase Price at a share's net asset value on the Pricing Date. The Fund will compute net asset value daily (as described under "Net Asset Value"), and shareholders may obtain daily net asset values by calling 1-800-621-1048.

The Fund does not presently intend to deduct any repurchase fees from repurchase proceeds (other than any applicable EWC). However, in the future, the Board of Trustees may determine to charge a repurchase fee payable to the Fund to compensate the Fund for its reasonable expenses directly related to the repurchase. These fees could be used to compensate the Fund for, among other things, its costs incurred in disposing of securities or in borrowing in order to make payment for repurchased shares. Any repurchase fee will not exceed two percent of the proceeds of the repurchase, unless permitted by applicable regulation or exemption therefrom, and will be charged to all repurchased shares on a pro rata basis. The Board may implement repurchase fees without a shareholder vote.

Payment

The Fund expects to distribute payment no later than seven calendar days after the Pricing Date. Repurchase proceeds will be paid by wire transfer or check.

Early Withdrawal Charges

Class B Shares. Repurchases of Class B shares are subject to an EWC of 3.0% during the first year after purchase, 2.5% during the second year, 2.0% during the third year, and 1.0% during the fourth year. The EWC will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being repurchased; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for repurchases in a calendar year that do not exceed 10% of the net asset value of a shareholder's account, provided such shareholder participates in the Fund's dividend reinvestment program; (d) for repurchases made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;
(e) for repurchases to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts); (f) for repurchases of shares held by shareholders whose broker or other financial service provider has waived receipt of its commission on the sale of the shares repurchased; and (g) to the extent necessary to comply with regulatory limitations. The EWC will also be waived in connection with the following repurchases of shares held by employer sponsored employee benefit plans maintained on the subaccount recordkeeping system made available by Kemper Service Company (the "Shareholder Service Agent") or its affiliate: (a) repurchases to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the EWC and the conversion  privilege);
(b) repurchases in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund); (c) repurchases in connection with distributions qualifying under the hardship provisions of the Code; (d) repurchases representing returns of excess contributions to such plans; and (e) repurchases of shares held by shareholders whose broker or other financial service provider has waived receipt of its commission on sale of shares repurchased.


Class C Shares. An EWC of 1% may be imposed upon repurchase of Class C shares if they are repurchased within one year of purchase. The charge will not be imposed upon repurchase of reinvested dividends or share appreciation. The charge is applied to the value of the shares repurchased excluding amounts not subject to the charge. The EWC will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for repurchases made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year; (d) for repurchases made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code
Section 72(t)(2)(A)(iv) prior to age 59 1/2; (e) for repurchases to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts); (f) for any participant-directed repurchase of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent; (g) for repurchase of shares by an employer sponsored employee benefit plan that (i) offers funds in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and (h) to the extent necessary to comply with regulatory limitations. The EWC will also be waived in connection with the following repurchases of shares held by employer sponsored employee benefit plans maintained on the subaccount recordkeeping system made available by the
Shareholder  Service  Agent  or  its  affiliate:   (a)  repurchases  to  satisfy
participant loan advances (note that loan repayments constitute new purchases for purposes of the EWC and the conversion privilege); (b) repurchases in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund); (c) repurchases in connection with distributions qualifying under the hardship provisions of the Code; and (d) repurchases representing returns of excess contributions to such plans.

Example of EWC. The following example will illustrate the operation of the EWC (assuming no waiver is applicable). Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor then tendered, and the Fund accepted for repurchase, the entire $12,000 in share value, the EWC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 2.5% ($250) because it was in the second year after the purchase was made.

The rate of the EWC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December 2000 will be eligible for the second year's EWC if repurchased on or after December 1, 2001. In the event no specific order is requested when shares subject to an EWC are repurchased, the repurchase will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. The Distributor receives any EWC directly.

Oversubscribed Repurchase Offers; Pro Rata Allocation

In any given quarter, shareholders may tender a number of shares that exceeds the Repurchase Offer Amount (this Prospectus refers to this situation as an "Oversubscribed Repurchase Offer"). In the event of an Oversubscribed Repurchase Offer, the Fund may, but is not required to, repurchase additional shares up to a maximum aggregate of two percent of the shares outstanding on the Repurchase Request Deadline ("Additional Repurchase Amount"). If the Fund determines not to repurchase the Additional Repurchase Amount, or if shareholders tender an amount exceeding the Repurchase Offer Amount, the Fund will repurchase the shares on a pro rata basis.

In the event of an Oversubscribed Repurchase Offer, shareholders may be unable to liquidate some or all of their Fund shares during that quarterly Repurchase Offer. A shareholder may have to wait until a later quarter to tender shares that the Fund is unable to repurchase, and would be subject to the risk of net asset value fluctuations during this time period. Some shareholders may tender more shares than they wish to have repurchased in order to attempt to ensure the repurchase of a specific minimum number of shares.

Adoption of Repurchase Policy

The Board has adopted a resolution setting forth the Fund's fundamental policy to conduct Repurchase Offers ("Repurchase Policy"). The Repurchase Policy may be changed only by a majority vote of the Fund's outstanding voting securities, as defined in the 1940 Act. The Repurchase Policy states that the Fund will make Repurchase Offers at periodic intervals of three months between Repurchase Request Deadlines, such Repurchase Request Deadlines to be on a business day and time in the months of February, May, August and November to be determined by the Board. The Repurchase Policy also provides that the Pricing Date will be no later than 14 calendar days after each Repurchase Request Deadline (or the next business day if the 14th calendar day is not a business day).

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the Notification is sent to shareholders until the Repurchase Date. In connection with this requirement, the Fund will maintain a percentage of its net assets equal to at least 100 percent of the Repurchase Amount in assets: (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the asset within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

The Fund intends to finance Repurchase Offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities. There is some risk that the need to sell Senior Loans to fund Repurchase Offers may affect the market for those Senior Loans. In turn, this could diminish the Fund's net asset value.

Suspension or Postponement of a Repurchase Offer

The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the Fund's Trustees who are not interested persons of the Fund. These circumstances include the following:

(a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code;

(b) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets; or

(c) for any other periods that the Commission permits by order for the protection of shareholders.

In addition, although the Fund currently does not intend to list its shares on a national securities exchange or provide for share quotations on an inter-dealer quotation system of a national securities association (e.g., Nasdaq), if it does so in the future, the Fund may suspend or postpone a Repurchase Offer in the event that:

(a) the repurchase would cause the shares to lose their status on such exchange or inter-dealer quotation system; or

(b) during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.

Consequences of Repurchase Offers

Although the Board believes that Repurchase Offers generally will be beneficial to the Fund's shareholders, repurchases will decrease the Fund's total assets and therefore have the possible effect of increasing the Fund's expense ratio. Furthermore, if the Fund borrows to finance repurchases, interest on that borrowing may reduce the Fund's net investment income. The Fund intends to offer new shares continuously, which may alleviate these potential consequences, although there is no assurance that the Fund will be able to secure new investments.

Repurchase Offers provide shareholders with the opportunity to dispose of shares at net asset value. The Fund does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic Repurchase Offers at net asset value may not alleviate such a discount.

For a discussion of the Federal income tax aspects of a repurchase, see "Tax Matters."

General

The Fund will mail a Notification to shareholders of record in connection with each quarterly Repurchase Offer. Any shareholder of record may request that the Fund repurchase his or her shares pursuant to the terms and conditions described above. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may submit such shares for repurchase by sending a written request with signatures guaranteed to Kemper Funds, Attention:
Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for repurchase. Repurchase requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The repurchase request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the repurchase (prior to the imposition of any EWC) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a written request by any one account holder without a signature guarantee is sufficient for repurchases by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian, or custodian is named in the account registration. Other institutional account holders may exercise this special feature of tendering shares for repurchase by written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitation on liability described below, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege of tendering shares for repurchase by written request without a signature guarantee may not be used if the shareholder's account has had an address change within 30 days of the request.

If the account holder has given authorization, proceeds of repurchases can be sent by federal wire transfer to a single previously designated account. Once this authorization is on file, shares may be tendered for repurchase without signature guarantee subject to the limitation on liability described below. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire repurchase minimum. To change the designated account to receive wire repurchase proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. The Fund reserves the right to terminate or modify this privilege at any time.

The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized requests pursuant to the pre-authorized privilege for institutional account holders to tender shares for repurchase in writing without signature guarantee and the pre-authorized privilege of sending proceeds of repurchases by federal wire transfer unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the written instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include requiring certain identifying information before acting upon instructions and sending written confirmations.

When the Fund is asked to repurchase shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of repurchase proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount.

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent.

SPECIAL FEATURES

Exchanges


In conjunction with each quarterly Repurchase Offer and subject to terms and conditions of such Repurchase Offer, Class A, Class B, and Class C shares of the Fund may be exchanged for shares of the corresponding class of any of: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper National Tax-Free Income Series, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Portfolios, Kemper Value Plus Growth Fund, Kemper Value Series, Inc., Kemper Horizon Fund, Kemper New Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper-Dreman Financial Services Fund, Kemper Value Fund, Kemper Global Discovery Fund, Kemper Classic Growth Fund and Kemper High Yield Fund II ("Kemper Funds") at their relative net asset values.


Class B and Class C shares of the Fund may be exchanged without an EWC being imposed at the time of exchange. Fund shareholders will not be able to participate in this exchange privilege at any time other than in connection with a quarterly Repurchase Offer. For purposes of calculating the EWC that may be imposed upon the repurchase of the Class B and Class C shares of a Kemper Fund received in an exchange, the shares received in the exchange will retain the original cost and purchase date of the Class B and Class C shares of the Fund originally purchased by the investor, but the contingent deferred sales charge ("CDSC") schedule of the Kemper Fund shares received in the exchange will be applicable. Accordingly, you may pay a higher CDSC upon redemption of Kemper Fund Class B and Class C shares received in an exchange than you would have if you had held such shares of the Fund for the same period of time and then submitted those shares to the Fund for repurchase. You should consult the prospectus of the applicable Kemper Fund before exchanging into a Kemper Fund. Exchanges into the Fund from the Kemper Funds are not permitted. Therefore, shareholders who exchange Fund shares for shares of other Kemper Funds will not be able to exchange those shares back into shares of the Fund.

Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange through another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). Each Kemper Fund reserves the right to invoke the 15-Day Hold Policy for accounts of $1,000,000 or less if, in the investment manager's judgement, the exchange activity may have an adverse effect on the Kemper Fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund and, therefore, may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative net asset values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by repurchase of shares of the Fund held and purchase of shares of the Kemper Fund at net asset value of the Kemper Fund determined on the Repurchase Payment Date (or the next net asset value determined by such
Kemper  Fund if no net asset value was  determined  on such  Repurchase  Payment
Date) with the proceeds of the Repurchase Offer. Elections to participate in an exchange may be made on a shareholder's repurchase request form contained in each Notification. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Kemper Funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a designation on the Fund's quarterly repurchase request form. Any share certificates must be deposited prior to any exchange of such shares. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and
Investors  Municipal  Cash Fund is  available  for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Bank Direct Deposit

A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Purchase Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Purchase Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit

A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required). The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Tax-Sheltered Retirement Plans

The Shareholder Service Agent provides retirement plan services and documents and the Distributor can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisers before establishing a retirement plan.

Individual Retirement Accounts

One of the tax-deferred retirement plan accounts that may hold Fund shares is an individual retirement account ("IRA"). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and Education IRAs. With a traditional IRA, an individual may make a contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches age 70 1/2. The contribution will be fully deductible if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. If an individual is (or has a spouse who is) an active participant in an employer-sponsored retirement plan, the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (or, if married filing jointly, the couple's) adjusted gross income for the year. Even if an individual's contributions to an IRA for a taxable year are not deductible, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. A higher-earning spouse also may contribute up to $2,000 per year to the lower-earning spouse's own IRA, whether or not the lower-earning spouse has earned income of less than $2,000, as long as the spouses' joint earned income is at least equal to the combined amount of the spouses' IRA contributions for the year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan, may be rolled over into a traditional IRA, also. Of course, withdrawals with respect to investments in the Fund may only be effected pursuant to the Fund's quarterly repurchase feature.

With a Roth  IRA,  an  individual  may make  only  nondeductible  contributions;
contributions can be made of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year, but only if the individual's adjusted gross income for the year is less than $95,000 or, if married filing jointly, the couple's adjusted gross income is less than $150,000 The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover.

An Education IRA provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in an education IRA may be used to pay for qualified higher education expenses at an eligible (postsecondary) educational institution. An individual may contribute to an education IRA for the benefit of a child under 18 years old if the individual's income does not exceed certain limits. The maximum contribution for the benefit of any one child is $500 per year. Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to an education IRA of a qualified family member) will not be taxable. Other withdrawals will be subject to tax.

In addition, there are special IRA programs available for employers under which an employer may establish IRA accounts for its employees in lieu of establishing more complicated retirement plans, such as qualified profit sharing or 401(k) plans. Known as SEP-IRAs (Simplified Employee Pension-IRA) and SIMPLE IRAs, they permit employers to maintain a retirement program for their employees without being subject to a number of the recordkeeping and testing requirements applicable to qualified plans.

Qualified Retirement Plans

Fund shares also may be held in profit sharing, money purchase pension, and 401(k) plan accounts. An employer, whether a corporation, partnership or other kind of business entity, generally may maintain one or more qualified retirement plans for its employees. These plans, which are qualified plans under Code
Section 401(a), are subject to numerous rules relating to such matters as the maximum contribution that can be allocated to participant's accounts, nondiscrimination, and distributions from the plan, as well as being subject in many cases to the fiduciary duty and other provisions of the Employee Retirement Income Securities Act of 1974, as amended. Businesses considering adopting a qualified retirement plan are encouraged to seek competent professional advice before adopting one of these plans.

403(b) Plan Accounts

Fund shares also may be purchased as an investment for Code Section 403(b)(7) custodial accounts. In general, employees of tax-exempt organizations described in Code Section 501(c)(3) and of public school systems are eligible to participate in 403(b) accounts. These arrangements may permit employer contributions and/or employee salary reduction contributions, and are subject to rules relating to such matters as the maximum contribution than can be made to a participant's account, nondiscrimination, and distributions from the account.

General Information

Information regarding the establishment of IRAs or other retirement plans is available from the Shareholder Service Agent upon request. A retirement plan custodian may charge fees in connection with establishing and maintaining the plan. An investor should consult with a competent adviser for specific advice concerning his or her tax status and the possible benefits of establishing one or more retirement plan accounts. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

The illiquid nature of the shares of the Fund may affect the nature and timing of distributions from tax sheltered retirement plans, including the ability to meet minimum distribution requirements, and may affect the ability of participants in such plans to rollover assets to other tax sheltered retirement plans.

Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

DESCRIPTION OF THE FUND

The Fund was organized as a Massachusetts business trust on March 23, 1999, and is registered with the Commission as a closed-end management investment company. The Fund's Declaration of Trust, a copy of which is on file in the office of the Secretary of State of Massachusetts and which is included in the Fund's Registration Statement authorizes the issuance of an unlimited number of shares of beneficial interest, par value $0.01. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest and may establish separate series of shares, all without shareholder vote.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Dividends, Voting and Liquidation Rights

Each common share of beneficial interest of the Fund has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to any of the common shares. Fund shares do not have cumulative voting rights and, as such, holders of more than 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Fund does not intend to hold annual meetings of shareholders.

Status of Shares

The Board of Trustees may classify or reclassify any issued or unissued shares of the Fund into shares of any series by redesignating such shares or by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

The following table sets forth information about the Fund's Class A, Class B and Class C shares, as of September 30, 2000. As of that date Class A, Class B and Class C shares are the only shares authorized and issued by the Fund.


       (1)                (2)                (3)                   (4)

                                         Amount Held by     Amount Outstanding
                         Amount          Registrant or     Exclusive of Amount
Title of Class         Authorized       for its Account       Shown Under(3)
--------------         ----------       ---------------       --------------

Class A shares         Unlimited            None            1,715,078 shares
Class B shares         Unlimited            None            24,620,229 shares*
Class C shares         Unlimited            None            10,420,161 shares


--------------
*22,000 Class B shares are held by Scudder Kemper Investments, Inc.

Fundamental and Non-Fundamental Policies of the Fund

Certain policies of the Fund specified herein as "fundamental" and the investment restrictions of the Fund designated as fundamental as described in the SAI are fundamental policies of the Fund and may not be changed without a majority vote of the Fund's outstanding voting securities, which means the affirmative vote of (a) more than 50% of the outstanding shares of the Fund or
(b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less (a "Majority Vote"). All other policies of the Fund, including the Fund's investment objective, may be modified by resolution of the Board of Trustees of the Fund.

Anti-Takeover Provisions in the Declaration of Trust

The Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees by discouraging a third party from seeking to obtain control of the Fund. In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving holders of shares of an opportunity to sell their shares at a premium over prevailing market prices.

The Declaration of Trust requires the favorable vote of the holders of at least two-thirds of the outstanding common shares of beneficial interest of the Fund then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of the common shares (a "Principal Shareholder") and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a Principal Shareholder refers to any person who, whether directly or indirectly and whether alone or together with its affiliates or associates, beneficially owns 5% or more of the outstanding common shares of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

A Trustee may be removed from office without cause by a written instrument signed by at least two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of the Fund's common shares.

Conversion of the Fund from a "closed-end company" to an "open-end company" under the 1940 Act will require the vote of the holders of two-thirds of the common shares outstanding. However, if such conversion is unanimously recommended by the Trustees, the Majority Vote of the shareholders of the Fund will be sufficient to authorize conversion.

Such votes by the holders of the Fund's common shares will be in addition to any other vote required by law or pursuant to the terms of any preferred shares of the Fund that may be issued and outstanding.

The Board of Trustees has determined that the voting requirements described above, which, in some cases, are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Adviser


Scudder Kemper Investments, Inc. is the Fund's investment adviser. The principal address of the Adviser is 345 Park Avenue, New York, New York 10154-0010. The Adviser, as a subsidiary of Zurich Financial Services, is one of the largest and most experienced investment counsel firms in the world, managing assets for institutional and corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals. The Adviser offers a full range of investment counsel and asset-management capabilities, based on a combination of proprietary research and disciplined, long term investment strategies. Zurich Financial Services is a financial services holding company incorporated in Switzerland. The Adviser has served as investment manager to the Fund since its inception. Currently, the Adviser has more than $290 billion in assets under management.

Kelly Babson is the Lead Portfolio Manager for the Fund. She joined Scudder Kemper Investments in 1994, the fund in 2000, and is a Managing Director and Head of the Private Debt Department. She began her investment career in 1981.

Kenneth Weber is the Portfolio Manager for the Fund. He joined Scudder Kemper Investments and the Fund in 2000 and has 15 years of industry experience.

Investment Management Agreement

The Investment Management Agreement (the "Management Agreement") with the Adviser, dated March 31, 1999, provides that the Adviser acts as investment adviser, manages the Fund's investments, administers the Fund's business affairs, furnishes offices, necessary facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if duly elected to such positions. Under the Management Agreement, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with its organization and initial offering; fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering and qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

For its investment management services, the Fund pays the Adviser an investment management fee, payable monthly, at the annual rate, expressed as a percentage of average daily net assets, of 0.50% of the first $1 billion of average daily net assets, 0.49% of the next $2 billion, 0.48% of the next $2 billion, 0.47% of the next $5 billion, and 0.45% of average daily net assets over $10 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser agreed to temporarily waive and reimburse certain operating expenses of the Fund. Under this arrangement, for the fiscal year ended September 30, 2000, Scudder Kemper received an annual fee of 0.42% of the Fund's average daily net assets.

The Management Agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.

Custodian

The Fund's securities and cash are held under a custodian agreement by State Street Bank and Trust Company, whose principal place of business is 225 Franklin Street, Boston, Massachusetts 02110.

Transfer Agent, Registrar and Dividend Disbursing Agent

Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as transfer agent, registrar and dividend disbursing agent for the Fund's shares. KSvC also serves as Shareholder Service Agent for the Fund.

Fund Accounting Agent

Scudder  Fund  Accounting   Corporation,   Two  International   Place,   Boston,
Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset values for the Fund.

Administrative Services

The Distributor provides information and administrative services for shareholders of the Fund pursuant to an Administrative Services Agreement with the Fund (the "Administrative Services Agreement"). The Distributor may enter into related arrangements with broker-dealer firms or other service or administrative firms ("service firms"), that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and repurchase transactions, answering routine inquiries regarding the Fund and its special features, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. The Distributor bears all of its expenses of providing services pursuant to the Administrative Services Agreement, including the payment of any service fees. For services under the Administrative Services Agreement, the Fund pays the Distributor a fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of the Fund. The Distributor then pays each service firm a service fee at an annual rate of up to 0.25% of net assets of the Fund maintained and serviced by the service firm. Service firms to which service fees are paid may include affiliates of the Distributor.

The Distributor also may provide some of the above services and may retain any portion of the fee under the Administrative Services Agreement not paid to service firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to the Distributor is based only upon Fund assets in accounts for which there is a service firm listed on the Fund's records and it is intended that the Distributor will pay all of the administrative services fee that it receives from the Fund to service firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a service firm of record. In addition, the Distributor may, from time to time, from its own resources pay certain service firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

DIVIDENDS AND DISTRIBUTIONS

Distribution Policy

The Fund's present policy is to declare daily distributions on Class A, Class B and Class C shares for which the Fund has received payment in an amount approximating the net investment income of the Fund. Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income of dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same proportion for each class. Net investment income of the Fund consists of all interest income, fee income, other ordinary income earned by the Fund on its portfolio assets and net short-term capital gains, less all expenses of the Fund. Expenses of the Fund are accrued each day. Distributions to shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. Distributions of income will normally be made monthly and distributions of net realized capital gains will normally be made annually.

Income dividends may be distributed in cash or reinvested in additional full and fractional shares pursuant to the Fund's Dividend Reinvestment Program, discussed below. Shareholders receive statements on a periodic basis reflecting any distributions credited or paid to their account. Any fees or commissions paid to facilitate the sale of portfolio securities, including Senior Loans, in connection with quarterly repurchase offers or other portfolio transactions may reduce the dividend yield.

Dividend Reinvestment Program

The Fund's Dividend Reinvestment Program (the "Program") allows participating shareholders to reinvest all dividends and capital gain distributions in additional shares of the Fund. Shares purchased by participants in the Program in connection with the reinvestment of dividends will be issued by the Fund at net asset value. Generally for Federal income tax purposes, shareholders receiving additional shares under the Program will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the shareholder not participated in the Program. All distributions to shareholders whose shares are registered in their own names automatically will be paid in shares, unless the shareholder elects to receive the distributions in cash. Shareholders may elect to receive dividends and capital gain distributions in cash by notifying KSvC, as Program Agent. Additional information about the Program may be obtained from KSvC at 1-800-641-1048. If your shares are registered in the name of a broker-dealer or other nominee (an "intermediary"), you must contact the intermediary regarding its status under the Program, including whether the intermediary will participate in the Program on your behalf. No fees or expenses are imposed on shareholders by the Fund or KSvC for participants in the Program.

Dividend Diversification

A shareholder also may, upon written request by completing the appropriate section of the application form or by calling 1-800-641-1048, elect to have all dividends and other distributions paid on shares invested in Class A, Class B or Class C shares of certain mutual funds advised by the Adviser or its affiliates, so long as a preexisting account for such shares exists for the shareholder. A shareholder may call the phone number shown above to obtain a list of the mutual funds available and to request current prospectuses.

If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the distribution payment date.

TAX MATTERS

The Fund intends to operate as a "regulated investment company" under the Code. To do so, the Fund must meet certain income, distribution and diversification requirements. In any fiscal year in which the Fund so qualifies and distributes to shareholders substantially all of its net investment income and net capital gains, the Fund itself is generally relieved of any federal income or excise tax.

All dividends and capital gain distributions distributed to shareholders are taxable whether they are reinvested or received in cash, unless the shareholder is exempt from taxation or entitled to tax deferral. Dividends paid out of the Fund's investment company taxable income (including interest, dividends, if any, and net short-term capital gains) will be taxable to shareholders as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long a shareholder has held the Fund's shares, and will generally be subject to a maximum federal tax rate of 20%. Early each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. Dividends declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

If, pursuant to an offer by the Fund to repurchase its shares, a shareholder sells all shares of the Fund that he or she owns or is considered to own, the shareholder may realize a taxable gain or loss. This gain or loss will be treated as capital gain or loss if the Fund shares are held as capital assets and will be long-term or short-term depending upon the shareholder's holding period for the shares. If, pursuant to an offer by the Fund to repurchase its shares, a shareholder sells less than all of the shares of the Fund that he or she owns or is considered to own, the sale may not qualify as an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earning and profits and the shareholder's basis in the tendered shares. If that occurs, there is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered shares, and all or a portion of that deemed distribution may be taxable as a dividend.

If a shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or repurchases (including exchange repurchases). Amounts withheld are applied to federal tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from ordinary income dividends paid to certain non-resident alien and other non-U.S. shareholder accounts.

This is a brief summary of some of the federal income tax laws that affect an investment in the Fund. Please see the SAI and a tax adviser for further information.

PERFORMANCE INFORMATION

From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information may include a distribution rate and an average compounded distribution rate of the Fund for specified periods of time. Such information may also include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Business Week, Forbes or other industry publications.

The Fund's distribution rate generally is determined on a monthly basis with respect to the immediately preceding monthly distribution period. The distribution rate is computed by first annualizing the Fund's distributions per share during such a monthly distribution period and dividing the annualized distribution by the Fund's maximum offering price per share on the last day of such period. The Fund calculates the compounded distribution rate by adding one to the monthly distribution rate, raising the sum to the power of 12 and subtracting one from the product. In circumstances in which the Fund believes that, as a result of decreases in market rates of interest, its expected monthly distributions may be less than the distributions with respect to the immediately preceding monthly distribution period, the Fund reserves the right to calculate the distribution rate on the basis of a period of less than one month.

When utilized by the Fund, distribution rate and compounded distribution rate figures are based on historical performance and are not intended to indicate future performance. Distribution rate, compounded distribution rate and net asset value per share can be expected to fluctuate over time.

Advertisements and other sales materials for the Fund may also include information depicting the Fund's average annual total return and total return. Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if any such period has not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The  Fund's  Class A,  Class B and Class C shares  are sold at net asset  value.
Repurchases of Class B shares within the first four years and Class C shares within the first year after purchase may be subject to an EWC. Average annual total return figures do, and total return figures may, include the effect of the EWC for the Class B and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B and Class C shares not including the effect of the applicable EWC would be reduced if it were included.

The Fund's returns and net asset value will fluctuate. Shares of a class of the Fund may be submitted for repurchase by an investor at the class' then current net asset value, which may be more or less than original cost. Repurchase of Class B shares and Class C shares may be subject to an EWC as described above. Additional information concerning the Fund's performance appears in the
Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders and Semiannual Report to Shareholders, each of which is available without charge from the Fund.

LEGAL MATTERS


Dechert, Washington, D.C., serves as counsel to the Fund.


REGISTRATION STATEMENT

The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, relating to the shares offered hereby. For further information with respect to the Fund and its shares, reference is made to such Registration Statement and the exhibits filed with it.

SHAREHOLDER REPORTS

The Fund issues reports to its shareholders semi-annually that include financial information.


In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-621-1048.


FINANCIAL STATEMENTS

The Fund will furnish without charge, when available, copies of its Annual Report and any subsequent Semi-Annual Report to shareholders upon request to the Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, toll-free 1-800-621-1048.

Table of Contents of Statement of Additional Information
-------------------------------------------------------------------------------
General Information                                                          1
-------------------------------------------------------------------------------
Investment Restrictions and Fundamental Policies                             1
-------------------------------------------------------------------------------
Repurchase Offer Fundamental Policy                                          2
-------------------------------------------------------------------------------
Additional Information about Investments and Investment Techniques           3
-------------------------------------------------------------------------------
Management                                                                   8
-------------------------------------------------------------------------------
Control Persons and Principle Holders of Securities                         15
-------------------------------------------------------------------------------
Portfolio Transactions                                                      16
-------------------------------------------------------------------------------
Liquidity Requirements                                                      17
-------------------------------------------------------------------------------
Net Asset Value                                                             17
-------------------------------------------------------------------------------
Taxation                                                                    19
-------------------------------------------------------------------------------
Financial Statements                                                        22
-------------------------------------------------------------------------------
Appendix A -- Ratings of Fixed Income Investments                           23
-------------------------------------------------------------------------------

                                                             [LOGO] KEMPER FUNDS

Kemper Floating Rate Fund

222 South Riverside Plaza, Chicago, Illinois 60606
800-621-1048

FUND INVESTMENT ADVISER AND AGENTS

INVESTMENT ADVISER                     DISTRIBUTOR AND ADMINISTRATIVE SERVICES
Scudder Kemper Investments, Inc.       PROVIDER
345 Park Avenue                        Kemper Distributors, Inc.
New York, New York 10154               222 South Riverside Plaza
                                       Chicago, Illinois 60606

CUSTODIAN                              TRANSFER AGENT
State Street Bank and Trust Company    Kemper Service Company
225 Franklin Street                    811 Main Street
Boston, Massachusetts 02110            Kansas City, Missouri 64105


INDEPENDENT ACCOUNTANTS                LEGAL COUNSEL
Ernst & Young LLP                      Dechert
233 South Wacker Drive                 1775 Eye Street, N.W.
Chicago, Illinois 60606                Washington, D.C. 20006


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offer to sell or the solicitation of any offer to buy any security other than the shares offered by this Prospectus, nor does it constitute an offer to sell or a solicitation of any offer to buy the shares by anyone in any jurisdiction in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any such person to whom it is unlawful to make such offer or solicitation. Neither the delivery of this Prospectus nor any sale made hereunder shall, under any circumstances, create any implication that information contained herein is correct as of any time subsequent to the date hereof. However, if any material change occurs while this Prospectus is required by law to be delivered, this Prospectus will be amended or supplemented accordingly.


PROSPECTUS
December 1, 2000

                            KEMPER FLOATING RATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2000

   This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated December 1, 2000. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling 1-800-621-1048. This Statement of Additional Information incorporates by reference the entire Prospectus.

   The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge. The registration statement is also available on the Commission's website (www.sec.gov).


   The financial statements appearing in the Fund's Annual Report to Shareholders dated August 31, 2000 are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information and may be obtained without charge by calling 1-800-231-8568.

                                TABLE OF CONTENTS

                                                                         PAGE


GENERAL INFORMATION...............................................          1

INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES..................          1

REPURCHASE OFFER FUNDAMENTAL POLICY...............................          2

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND
  INVESTMENT TECHNIQUES...........................................          5


MANAGEMENT........................................................         11

PORTFOLIO TRANSACTIONS............................................         19

LIQUIDITY REQUIREMENTS............................................         21

NET ASSET VALUE...................................................         21

TAXATION..........................................................         22

FINANCIAL STATEMENTS..............................................         25

REPORT OF INDEPENDENT AUDITORS....................................         25

APPENDIX A -- RATINGS OF FIXED INCOME INVESTMENTS.................         27

                               GENERAL INFORMATION


    Kemper Floating Rate Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that continuously offers its shares to the public. The Fund conducts quarterly repurchase offers for its shares. The Fund's investment manager is Scudder Kemper Investments, Inc. (the "Adviser"). The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Fund's principal office is located at 222 South Riverside Plaza, Chicago, Illinois 60606.


    Capitalized terms not defined in this Statement of Additional Information have the same meaning as that set forth in the Prospectus.


Interfund Borrowing and Lending Program

         The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


                INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES


    The following fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. In accordance with the requirements of the 1940 Act a "majority of the Fund's outstanding voting securities" means the lesser of either: (a) the vote of 67 percent or more of the voting securities present at the annual meeting or a special meeting of the Fund's shareholders, if the holders of more than 50 percent of the Fund's outstanding voting securities are present or represented by proxy; or (b) the vote of more than 50 percent of the Fund's outstanding voting securities.


    The Fund may not, as a fundamental policy:

     1.   Borrow money, except as permitted under the 1940 Act, as amended,  and
          as   interpreted   or  modified   by   regulatory   authority   having
          jurisdiction, from time to time.

     2. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


     4. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund may (i) acquire Senior Loans, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities.


     5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investment secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate as acquired as a result of the Fund's ownership of securities.

     6. Purchase physical commodities or contracts relating to physical commodities.

     7. Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities or to the extent that the Fund may be acting as an agent or co-agent in connection with the origination of Senior Loans.

     The Fund has adopted the following non-fundamental investment policies which may be changed by the Fund's Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

     1. Invest for the purpose of exercising control over management of any company.

     2. Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies, in compliance with the 1940 Act.

     3. Purchase securities on margin or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.


     4. Mortgage, pledge, or hypothecate any assets except in connection with borrowings in amounts not in excess of the lesser of the amount borrowed or 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures contracts and related options. Optioned securities are not considered to be pledged for purposes of this limitation.


     5.   Invest in oil, gas or mineral exploration or development programs.

    Notwithstanding the Fund's investment policies and restrictions, the Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the Fund. This could allow creation of a "master/feeder" structure in the future, although the Fund has no current intention to restructure in this manner.

    If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus and this Statement of Additional Information is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                       REPURCHASE OFFER FUNDAMENTAL POLICY

    The Board of Trustees has adopted a resolution setting forth the Fund's fundamental policy that it will conduct quarterly Repurchase Offers.

    The Repurchase Offer Fundamental Policy states that the Fund will make Repurchase Offers at periodic intervals of three months between Repurchase Request Deadlines, such Repurchase Request Deadlines to be on a business day in the months of February, May, August and November, determined by the Board of Trustees. The Repurchase Offer Fundamental Policy also provides that the Pricing Date will be no later than 14 calendar days after each Repurchase Request Deadline (or the next business day if the 14th calendar day is not a business day).


    The Repurchase Offer Fundamental Policy may be changed only with approval of a majority of the Fund's outstanding voting securities.

                    ADDITIONAL INFORMATION ABOUT INVESTMENTS
                            AND INVESTMENT TECHNIQUES

    Some of the different types of securities in which the Fund may invest, subject to its investment objective, policies and restrictions, are described in the Prospectus under "Investment Objective and Policies." Additional information concerning certain of the Fund's investments and investment techniques is set forth below.

Equity Securities

    In connection with its purchase or holding of interests in Senior Loans, CLOs, subordinated and unsecured loans, high yield securities or other investments of the Fund, the Fund may acquire (and subsequently sell) equity securities or exercise warrants that it receives. The Fund normally will not hold more than 20% of its total assets in equity securities. Equity securities will not be treated as Senior Loans; therefore, an investment in such securities will not count toward the 80% of the Fund's total assets that normally will be invested in Senior Loans. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

Repurchase Agreements

    In general, the Fund does not engage in repurchase agreements. The Fund has the ability, however, pursuant to its investment objective and policies, to enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System, member firms of the New York Stock Exchange ("NYSE") or other entities determined by the Adviser to be creditworthy. When participating in repurchase agreements, the Fund buys securities from a vendor, e.g., a bank or brokerage firm, with the agreement that the vendor will repurchase the securities at a higher price at a later date. The Fund may be subject to various delays and risks of loss if the vendor is unable to meet its obligation to repurchase. Under the 1940 Act, repurchase agreements are deemed to be collateralized loans of money by the Fund to the vendor. In evaluating whether to enter into a repurchase agreement, the Adviser will consider carefully the creditworthiness of the vendor. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund to enforce the terms of the repurchase agreement is unsettled. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser will monitor the value of the collateral. No specific limitation exists as to the percentage of the Fund's assets which may be used to participate in repurchase agreements.

Reverse Repurchase Agreements

    In general, the Fund does not engage in reverse repurchase agreements. The Fund has the ability, however, pursuant to its investment objective and policies, to enter into reverse repurchase agreements. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser to sell the security back to the Fund at an agreed upon price on an agreed upon date. Reverse repurchase agreements will be considered borrowings by the Fund and as such are subject to the

Fund's restrictions on borrowing. Borrowings by the Fund create an opportunity for greater total return, but at the same time, increase exposure to capital risk. The Fund will maintain in a segregated account with its custodian cash or liquid high grade portfolio securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund will receive payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the Commission require either that securities sold by the Fund under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Fund's books and records pending repurchase. Reverse repurchase agreements may involve certain risks in the event of default or insolvency of the other party, including possible loss from delays or restrictions upon the Fund's ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.

Lending Senior Loans and Other Portfolio Instruments

    To generate additional income, the Fund may lend its portfolio securities, including an interest in a Senior Loan, in an amount up to 33 1/3% of the Fund's total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Adviser. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

    The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory restrictions applicable to the Fund. The lending of financial instruments is a common practice in the securities industry. The loans are required to be secured continuously by collateral, consistent with the requirements of the 1940 Act discussed below, maintained on a current basis at an amount at least equal to the market value of the portfolio instruments loaned. The Fund has the right to call a Senior Loan and obtain the portfolio instruments loaned at any time on such notice as specified in the transaction documents. For the duration of the Senior Loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the portfolio instruments loaned and may also receive compensation for the loan of the financial instrument. Any gain or loss in the market price of the instruments loaned that may occur during the term of the Senior Loan will be for the account of the Fund.

    The Fund may lend its portfolio instruments so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the instruments loaned, (b) the borrowers add to such collateral whenever the price of the instruments loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis),
(c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned instruments and any increase in their market value. The Fund may lend its portfolio instruments to member banks of the Federal Reserve System, members of the NYSE or other entities determined by the Adviser to be creditworthy. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to the lending of portfolio instruments.

    The Fund may pay reasonable negotiated fees in connection with loaned instruments. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the Fund will retain the right to call the loan and vote the securities. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could materially and adversely affect the Fund's rights as a creditor. However, the loans will be made only to firms deemed by the Adviser to be of good financial standing and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk.

Interest Rate Hedging Transactions

    The Fund may, pursuant to its investment objective and policies, engage in certain hedging transactions including interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to engage in such transactions with respect to no more than 20% of its total assets, which would be that portion of the Fund's portfolio not represented by variable rate securities. The Fund may undertake these transactions primarily for the following reasons: to preserve a return on or value of a particular investment or portion of the Fund's portfolio, to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments which the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. Market conditions and the judgment of the Adviser will determine whether and in what circumstances the Fund would employ any of the hedging techniques described below.

    Interest Rate Swaps, Caps and Floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of an obligation to make floating rate payments on a specified dollar amount, referred to as the "notional" principal amount, for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan in its portfolio that has an interest rate redetermination period of one year. The Fund could exchange its right to receive fixed income payments for one year from a borrower for the right to receive payments under an obligation that readjusts monthly. In such event, the Fund would consider the interest rate redetermination period of such Senior Loan to be the shorter period. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund or to the extent the purchase of swaps, caps or floors would be inconsistent with the Fund's other investment restrictions.

    The Fund will not treat swaps covered in accordance with applicable regulatory guidance as senior securities. The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the NYSE or other entities determined by the Adviser. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could materially and adversely affect the Fund's rights as a creditor.

    The swap, cap and floor market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, this market has become relatively liquid. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

    General. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on the Adviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor. The Fund will incur brokerage and other transaction costs in connection with its hedging transactions.

Borrowing

    Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has at the time of the declaration of any such dividend or distribution or at the time of any such purchase an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

"When Issued" and "Delayed Delivery" Transactions

         The Fund may also purchase and sell interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such interests or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring interests or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

Additional Information on Senior Loans

    Senior Loans are direct obligations of corporations or other business entities and are generally arranged by banks or other commercial lending institutions and made generally to finance internal growth, mergers, acquisitions, stock repurchases, and leveraged buyouts. Senior Loans usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow, restrictions on dividend payments and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of a covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the outstanding Senior Loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the Senior Loan in an order of maturity described in the loan documents. Under certain interests in Senior Loans, the Fund may have an obligation to make additional loans upon demand by the borrower. The Fund intends to reserve against such contingent obligations by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover such obligations.

    In a typical interest in a Senior Loan, the agent administers the loan and has the right to monitor the collateral. The agent is also required to segregate the principal and interest payments received from the borrower and to hold these payments for the benefit of the lenders. The Fund normally looks to the agent to collect and distribute principal of and interest on a Senior Loan. Furthermore, the Fund looks to the agent to use normal credit remedies, such as to foreclose on collateral; monitor credit loan covenants; and notify the lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. At times the Fund may also negotiate with the agent regarding the agent's exercise of credit remedies under a Senior Loan. The agent is compensated for these services by the borrower as is set forth in the loan agreement. Such compensation may take the form of a fee or other amount paid upon the making of the Senior Loan and/or an ongoing fee or other amount.

    The loan agreement in connection with Senior Loans sets forth the standard of care to be exercised by the agents on behalf of the lenders and usually provides for the termination of the agent's agency status in the event that it fails to act properly, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy or if the agent resigns. In the event an agent is unable to perform its obligations as agent, another lender would generally serve in that capacity.

    The Fund believes that the principal credit risk associated with acquiring Senior Loans from another lender is the credit risk associated with the borrower of the underlying Senior Loan. The Fund may incur additional credit risk, however, when the Fund acquires a participation in a Senior Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Senior Loan was acquired. However, in acquiring Senior Loans, the Fund conducts an analysis and evaluation of the financial condition of each such lender. The Fund has taken the following measures in an effort to reduce such risks. The Fund will only acquire participations in Senior Loans if the lender selling the participation, and any other persons interpositioned between the Fund and the lender, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service ("Moody's")) or determined by the Adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is considered by S&P to be either overwhelming or very strong and issues of commercial paper rated Prime-1 by Moody's are considered by Moody's to have a superior ability for repayment of senior short-term debt obligations.

    Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests comprising the Fund's portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty. The Fund generally holds Senior Loans to maturity unless it has become necessary to sell them to satisfy any Repurchase Offers or to adjust the Fund's portfolio in accordance with the Adviser's view of current or expected economic or specific industry or borrower conditions.

    Senior Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on Senior Loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity. Prepayment may be deferred by the Fund. This should, however, allow the Fund to reinvest in a new loan and recognize as income any unamortized loan fees. This may result in a new facility fee payable to the Fund.

    Because interest rates paid on these Senior Loans periodically fluctuate with the market, it is expected that the prepayment and a subsequent purchase of a new Senior Loan by the Fund will not have a material adverse impact on the yield of the portfolio. See "Portfolio Transactions."

    Under a Senior Loan, the borrower generally must pledge as collateral assets which may include one or more of the following: cash; accounts receivable; inventory; property, plant and equipment; both common and preferred stock in its subsidiaries; trademarks, copyrights, patent rights; and franchise value. The Fund may also receive guarantees as a form of collateral. In some instances, a Senior Loan may be secured only by stock in a borrower or its affiliates. The Fund may also invest in Senior Loans not secured by any collateral. The market value of the assets serving as collateral (if any) will, at the time of investment, in the opinion of the Adviser, equal or exceed the principal amount of the Senior Loan. The valuations of these assets may be performed by an independent appraisal. If the agent becomes aware that the value of the collateral has declined, the agent may take action as it deems necessary for the protection of its own interests and the interests of the other lenders, including, for example, giving the borrower an opportunity to provide additional collateral or accelerating the loan. There is no assurance, however, that the borrower would provide additional collateral or that the liquidation of the existing collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. The Fund may invest up to 20% of its total assets in Senior Loans that are not secured by collateral.

    The Fund may be required to pay and may receive various fees and commissions in the process of purchasing, selling and holding Senior Loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of transaction.

    If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of Senior Loans that are considered highly leveraged transactions or subject such Senior Loans to increased regulatory scrutiny, financial institutions may determine to sell such Senior Loans. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected.

Real Estate

    The Fund may acquire real estate or invests therein as a consequence of the Fund's ownership of securities. It is the policy of the Fund to liquidate real estate or interests therein promptly after acquiring such assets. It is unlikely that more than 5% of the Fund's total assets will ever be invested in real estate or interests therein.


Investment of Uninvested Cash Balances

         The Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash

Management Investment Trust, or one or more future entities for which Scudder Kemper Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

The Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.


                                   MANAGEMENT

Investment Adviser


Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, New York 10154, the global investment management business of Zurich Financial Services Group (the "Group"), is one of the largest and most experienced investment management organizations in the world, managing assets for institutional and corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals. The Adviser offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. On October 17, 2000, the dual-headed holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.

    Headquartered in Zurich, Switzerland, Zurich Financial Services is one of the global leaders in the financial services industry, providing its customers with products and solutions in the area of financial protection and asset accumulation. The company has four core businesses: non-life and life insurance, reinsurance and asset management.


    The Investment Management Agreement provides that the Adviser will provide portfolio management services, place portfolio transactions in accordance with policies expressed in the Fund's Registration Statement, pay the Fund's office rent, and render significant administrative services on behalf of the Fund (not otherwise provided by third parties) necessary for the Fund's operating as a closed-end investment company, including, but not limited to, preparing reports to and meeting materials for the Fund's Board and reports and notices to Fund shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring the performance of various third-party and affiliated service providers to the Fund (such as the Fund's transfer and pricing agents, fund accounting agent, custodian, accountants and others) and other persons in any capacity deemed necessary or desirable to Fund operations; preparing and making filings with the Commission and other regulatory and self-regulatory organizations, including but not limited to, preliminary and definitive proxy materials, post-effective amendments to the Fund's registration statement and semi-annual reports on Form N-SAR; overseeing the tabulation of proxies by the Fund's transfer agent; assisting in the preparation of filing of the Fund's Federal, state and local tax returns; preparing and filing the Fund's Federal excise tax returns pursuant to Section 4982 of the Internal Revenue Code of 1986, as amended; providing assistance with investor and public relations matters; monitoring the valuation of portfolio securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable Federal and state securities laws; maintaining or causing to be maintained for the Fund all books, records and reports and any other information required under the 1940 Act, to the extent such books, records and reports and other information are not maintained by the Fund's custodian or other agents of the Fund; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting issues that may arise with respect to the Fund's operations and consulting with the Fund's independent accountants, legal counsel and other agents as necessary in connection therewith; establishing and monitoring the Fund's operating expense budgets; reviewing the Fund's bills; processing the payment of bills that have been approved by an authorized person; assisting the Fund in determining the amount of dividends and distributions available to be paid by the Fund to its shareholders, preparing and arranging for the printing of dividend notices to shareholders, and providing the transfer and dividend paying agent, the custodian, and the accounting agent with such information as is required for such parties to effect the payment of dividends and distributions; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Fund's Board.

    Under the Investment Management Agreement, the Fund is responsible for other expenses, including organizational expenses (including out-of-pocket expenses, but not including the Adviser's overhead or employee costs); brokers' commissions or other costs of acquiring or disposing of any portfolio securities of the Fund; legal, auditing and accounting expenses; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; taxes and governmental fees; the fees and expenses of the Fund's transfer agent; expenses of preparing share certificates and any other expenses, including clerical expenses, of issuance, offering, distribution, sale, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the cost of printing and distributing reports, notices and dividends to current shareholders; and the fees and expenses of the Fund's custodians, subcustodians, accounting agent, dividend disbursing agents and registrars. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' and other meetings and its expenses incurred in connection with litigation and the legal obligation it may have to indemnify officers and Trustees of the Fund with respect thereto. The Fund is also responsible for the maintenance of books and records which are required to be maintained by the Fund's custodian or other agents of the Fund; telephone, telex, facsimile, postage and other communications expenses; any fees, dues and expenses incurred by the Fund in connection with membership in investment company trade organizations; expenses of printing and mailing prospectuses and statements of additional information of the Fund and supplements thereto to current shareholders; costs of stationery; fees payable to the Adviser and to any other Fund advisors or consultants; expenses relating to investor and public relations; interest charges, bond premiums and other insurance expense; freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; and other expenses.


    The Adviser is responsible for the payment of the compensation and expenses of all Trustees, officers and executive employees of the Fund (including the Fund's share of payroll taxes) affiliated with the Adviser and making available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law. The Fund is responsible for the fees and expenses (specifically including travel expenses relating to Fund business) of Trustees the fees and expenses of those Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act); not affiliated with the Adviser ("Non-Interested Trustees"). Under the Investment Management Agreement, the Adviser also pays the Fund's share of payroll taxes.

    In return for the services provided by the Adviser as investment manager and the expenses it assumes under the Investment Management Agreement, the Fund pays the Adviser a management fee which is payable monthly, at the annual rate, expressed as a percentage of average daily net assets, of 0.50% of the first $1 billion of average daily net assets, 0.49% of the next $2 billion, 0.48% of the next $2 billion, 0.47% of the next $5 billion, and 0.45% of average daily net assets over $10 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


    The Adviser agreed to reduce its investment management fee to 0% of the Fund's average daily net assets through November 30, 1999. The investment management fee was reinstated during the one year period ending November 30, 2000. During the period from commencement of operations to the end of the Fund's fiscal year, August 31, 1999, the Distributor agreed to reduce its administrative services and distribution fee and the Adviser agreed to reimburse other expenses to the extent necessary to maintain maximum expense ratios ranging from 0% to 1.00%. For the fiscal year ended August 31, 2000, the Adviser waived expenses of $255,359. During the period from May 25, 1999 (commencement of operations) to August 31, 1999, the Adviser reimbursed Fund expenses of $375,748 pursuant to these arrangements. The Fund paid fees to the Adviser for the fiscal year ended August 31, 2000, and from May 25, 1999 (commencement of operations) through August 31, 1999, of $557,775 and $0, respectively, under the Investment Management Agreement, after the effect of the expense waiver by the Adviser.


    The Investment Management Agreement further provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under such agreement. The Investment Management Agreement also provides that purchase and sale opportunities, which are suitable for more than one client of the Adviser, will be allocated by the Adviser in an equitable manner. Lastly, the Investment Management Agreement contains a provision stating that it supersedes all prior agreements.

    The Investment Management Agreement may be terminated without penalty upon sixty (60) days' written notice by either party. The Fund may agree to terminate its Investment Management Agreement either by the vote of a majority of the outstanding voting securities of the Fund, or by a vote of the Board. The Investment Management Agreement may also be terminated at any time without penalty by the vote of a majority of the outstanding voting securities of the Fund or by a vote of the Board if a court establishes that the Adviser or any of its officers or directors has taken any action resulting in a breach of the Adviser's covenants under the Investment Management Agreement. As stated above, the Investment Management Agreement automatically terminates in the event of its assignment.

Fund Accounting Agent


    Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Adviser, is responsible for determining the net asset value of the Fund, recording daily trading activity, and maintaining all accounting records related thereto. SFAC receives a fee for its services to the Fund at the annual rate of 0.025% of the first $150,000,000 of average daily net assets, 0.0075% of the next $850,000,000, and 0.0045% of the excess over $1 billion. This fee increases by 1/3 for each additional class of shares the Fund establishes. SFAC also charges $7.50 per month for each issue maintained by the Fund and a fee ranging from $5.00 to $25.00 per portfolio or derivatives transaction. The Fund paid fees to SFAC for the fiscal year ended August 31, 2000, and from May 25, 1999 (commencement of operations) through August 31, 1999, of $65,909 (the entire amount of which was unpaid at August 31, 2000) and $0, respectively, after the effect of the expense absorption by the Adviser referred to above.


Distributor

    Pursuant   to  an   Underwriting   and   Distribution   Services   Agreement
("Distribution Agreement"), Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, a subsidiary of the Adviser (the "Distributor"), is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. For services under the Distribution Agreement, the Fund pays Kemper Distributors, Inc. a fee of 0.60% of average daily nets assets of the Class B shares, pursuant to a separate distribution plan for Class B shares. Pursuant to the agreement, Kemper Distributors, Inc. enters into related selling group agreements with various firms at various rates for sales of Class B shares. In addition, Kemper Distributors, Inc. receives any early withdrawal fees from redemptions of Class B shares. Distribution and early withdrawal fees incurred by the Fund for the fiscal year ended August 31, 2000, were $750,470, after an expense waiver of $255,359 by the Adviser, of which $37,058 was unpaid at August 31, 2000. The Distributor bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and the Distributor pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. The Distributor also pays for supplementary sales literature and advertising costs.


    The Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by the Distributor upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act.

Administrative Services


    Administrative services are provided to the Fund under an Administrative Services Agreement ("Administrative Agreement") with the Distributor. The Distributor bears all its expenses of providing services pursuant to the Administrative Agreement, including the payment of service fees. For the services under the Administrative Agreement, the Fund pays the Distributor an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund. The Fund paid administrative services fees to the Distributor for the fiscal year ended August 31, 2000, and from May 25, 1999 (commencement of operations) through August 31, 1999, of $329,778 ($240,192 of which was unpaid at August 31, 2000) and $0, respectively, after fee reductions as referred to above.


    The Distributor enters into related arrangements with various broker-dealer firms and other service or administrative firms ("service firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and repurchase transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For Class A shares, the Distributor pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services, commencing with the month after investment. With respect to Class B and Class C shares, the Distributor currently advances to service firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, the Distributor currently intends to pay service firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the service firm. After the first year, a service firm becomes eligible for the quarterly service fee and the fee continues until terminated by the Distributor or the Fund. Services to which service fees may be paid may include affiliates of the Distributor.

    The Distributor also may provide some of the above services and may retain any portion of the fee under the Administrative Agreement not paid to service firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to the Distributor is payable at the annual rate of 0.25% based upon Fund assets in accounts for which a service firm provides administrative services listed on the Fund's records and, effective January 1, 2000, at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm (other than the Distributor) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a service firm of record. The Board of Trustees of the Fund, in its discretion, may approve paying the fee at the 0.25% annual rate on all Fund assets in the future. In addition, the Distributor may, from time to time, from its own resources, pay certain service firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

    Certain Trustees or officers of the Fund are also directors or officers of the Adviser or the Distributor, as indicated under "Officers and Trustees."

Custodian

    State  Street  Bank  and  Trust  Company,   225  Franklin  Street,   Boston,
Massachusetts 02110, is the Fund's custodian and maintains custody of all securities and cash held by the Fund.

Transfer Agent and Shareholder Service Agent


Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, Missouri 64105, a subsidiary of the Adviser, is the Fund's transfer agent and dividend disbursing agent and, as such, generally serves as "Shareholder Service Agent" of the Fund. KSvC receives as transfer agent the following from the Fund: annual account fees of $14.00 ($23.00 for retirement accounts) per account, plus set up charges, annual fees associated with the early withdrawal charge, an asset-based fee of 0.05%, and out-of-pocket reimbursement. For the fiscal years ended August 31, 2000 and August 31, 1999, the Fund paid KsvC $127,673 and $0 in fees, respectively, after the effect of the expense absorption by the Adviser referred to above.

Code of Ethics

The Fund, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Trustees and Officers

    The Trustees and Executive Officers of the Fund and their principal occupations during the last five years are set forth below.

                                          Position
                                            with             Principal Occupations During


                                       15

   Name, Address and Age                  the Fund           the Past Five Years
   ---------------------                  --------           -------------------

James E. Akins                          Trustee             Consultant on International, Political and Economic Affairs;
2904 Garfield Terrace, N.W                                  formerly a career United States Foreign Service Officer,
Washington, DC 20008                                        Energy Advisor for the White House, and United States
Date of birth: 10/15/26                                     Ambassador to Saudi Arabia.


Linda C. Coughlin                       Trustee             Managing Director, Scudder Kemper Investments, Inc.
Two International Place
Boston, MA 02110
Date of birth: 1/1/52+


James R. Edgar                          Trustee             Distinguished Fellow, Institute of Government and Public
1927 County Road, 150E                                      Affairs, University of Illinois; Director, Kemper Insurance
Seymour, Illinois                                           Companies; formerly, Illinois Governor, 1991-99.
Date of birth: 7/22/46

Arthur R. Gottschalk                    Trustee             Retired; formerly, President, Illinois Manufacturers
10642 Brookridge Drive                                      Association; Trustee, Illinois Masonic Medical
Frankfort, IL                                               Center; formerly, Illinois State Senator, Vice President,
Date of birth: 2/13/25                                      The Reuben H. Donnelly Corporation, and attorney.





*Thomas W. Littauer                     Trustee             Managing Director, Scudder Kemper Investments, Inc.;
Two International Place                 Vice President      formerly, Head of Broker Dealer Division of an unaffiliated
Boston, MA 02110                                            investment management firm during 1997; prior thereto,
Date of birth: 4/26/55                                      President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


Frederick T. Kelsey                     Trustee             Retired; formerly, consultant to Goldman, Sachs& Co.;
4010 Arbor Lane                                             formerly, President, Treasurer and Trustee of Institutional
Unit 102                                                    Liquid Assets and its affiliated mutual
Northfield, IL 60093                                        funds; formerly, President and Trustee of the Northern
Date of birth: 4/25/27                                      Institutional  Funds;  formerly  President  and Trustee of the

                                                            Pilot Funds.


Fred B. Renwick                         Trustee             Professor of Finance, New York University,
3 Hanover Square                                            Stern School of Business; Director, the
Suite 20H                                                   Wartburg Home Foundation; Chairman, Investment
New York, NY 10004                                          Committee of Morehouse College Board of
Date of birth: 2/1/30                                       Trustees; Director, American Bible Society
                                                            Investment Committee; formerly, member of the
                                                            Investment Committee of Atlanta University
                                                            Board of Trustees; formerly, Director of Board
                                                            of Pensions Evangelical Lutheran Church of
                                                            America.

John G. Weithers                        Trustee             Retired; formerly, Chairman of the Board and
311 Springlake                                              Chief Executive Officer, Chicago Stock
Hinsdale, IL 60521                                          Exchange; Director, Federal Life Insurance


                                       16

Date of birth: 8/8/33                                       Company; President of the Members of the
                                                            Corporation and Trustee, DePaul University.

*Mark S. Casady                         President           Managing Director, Scudder Kemper Investments,
Two International Place                                     Inc.
Boston, MA 02110
Date of birth: 9/21/60

*Philip J. Collora                      Vice President      Senior Vice President, Scudder Kemper
222 South Riverside Plaza               and Secretary       Investments, Inc.
Chicago, IL 60606
Date of birth: 11/15/45

*John R. Hebble                         Treasurer           Senior Vice President, Scudder Kemper
222 South Riverside Plaza,                                  Investments, Inc.
Chicago, IL 60606
Date of birth: 6/27/58


*Maureen E. Kane                        Assistant           Vice President, Scudder Kemper Investments,
Two International Place                 Secretary           Inc.; formerly, Assistant Vice President of an
Boston, MA 02110                                            unaffiliated investment management firm;
Date of birth: 2/14/62                                      formerly, Associate Staff Attorney of an
                                                            unaffiliated investment management firm;
                                                            Associate, Peabody & Arnold (law firm).

*Brenda Lyons                           Assistant           Senior Vice President, Scudder Kemper
Two International Place                 Treasurer           Investments, Inc.
Boston, MA 02110
Date of birth: 2/21/63

*Caroline Pearson                       Assistant           Senior Vice President, Scudder Kemper
Two International Place                 Secretary           Investments Inc.; formerly, Associate, Dechert
Boston, MA 02110                                            Price & Rhoads (law firm) from 1989 to 1997.
Date of birth: 4/1/62

----------

* Interested person of the Fund as defined in the 1940 Act.

    The Board has an audit and governance committee that is composed of Messrs. Akins, Edgar, Gottschalk, Kelsey, Renwick, and Weithers. The Committee makes recommendations regarding the selection of independent accountants for the Fund, confers with the independent accountants regarding the Fund's financial statements, the results of audits and related matters, seeks and reviews nominees for Board membership and performance other tasks as the Board assigns.

Compensation of Trustees


    The Trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those Trustees who are not designated "interested persons" during the fiscal year ended August 31, 2000, except that the information regarding the total compensation from the Fund and Fund complex in the last column is for the calendar year


                                    Aggregate                Total Compensation
                                  Compensation              from Fund Complex(2)
         Name                       from Fund                 Paid to Trustees
---------------------        ----------------------     ----------------------
James E. Akins..........................                          $140,300
James R. Edgar..........................                          $  -0-
Arthur R. Gottschalk(1).................                          $146,300
Frederick T. Kelsey.....................                          $141,300
Fred B. Renwick.........................                          $141,300
John G. Weithers........................                          $146,300
------------


(1) Includes deferred fees. Pursuant to a deferred compensation agreement with the Fund, deferred amounts accrued interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest theeon) payable form the Fund to Mr. Gottschalk are $________)


(2) Includes compensation for service on the Boards of 15 Kemper Funds with 50 fund portfolios. Each Trustee currently serves as trustee of 16 Kemper Funds with 56 fund portfolios.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


The following persons held of record 5% or more of the fund's outstanding shares of beneficial interest as of October 31, 2000:

            Registration              Shares                              Class                        Percentage
            ------------              ------                              -----                        ----------

National Financial Services Corp.             537,851                       A                            30.06
For the benefit of clients
200 Liberty Street
New York, NY  10281
Donaldson, Lufkin & Jenrette                  248,865                       A                            13.91
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303
LINSCO/Private Ledger Corp.                   430,888                       A                            24.08
9785 Towne Center


                                       18

San Diego, CA 92121
National Financial Services Corp.            4,304,656                      B                            17.00
For the benefit of clients
200 Liberty Street
New York, NY  10281
Donaldson, Lufkin & Jenrette                 1,875,898                      B                            7.41%
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303
BHC Securities                               4,083,814                      B                            16.13
Mutual Funds Dept.
One Commerce Square
2005 Market Street
Philadelphia, PA 19103
First Clearing Corp.                         2,194,819                      B                             8.66
10700 First Wheat Drive
Glen Allen, VA 23060
National Financial Services Corp.            1,910,837                      C                            17.41
For the benefit of clients
200 Liberty Street
New York, NY  10281
Donaldson, Lufkin & Jenrette                 1,729,863                      C                            15.76
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303
First Clearing Corp.                          694,399                       C                             6.32
10700 Wheat First Drive
Glen Allen, VA 23060
LINSCO/Private Ledger Corp.                   687,362                       C                             6.26
9785 Towne Center Drive
San Diego, CA 92121
BHC Securities                                710,000                       C                             6.47
Mutual Funds Dept.
One Commerce Square
2005 Market Street
Philadelphia, PA 19103


         As of that same date, the Trustees and officers of the Fund in the aggregate owned less than 1% of the Fund's outstanding shares of beneficial interest.

                             PORTFOLIO TRANSACTIONS

    The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on compatible transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

    The Fund may purchase Senior Loans in individually negotiated transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In determining whether to purchase Senior Loans from these financial institutions, the Adviser may consider, among other factors, the financial strength,
professional   ability,   level  of  service  and  research  capability  of  the
institution. While financial institutions generally are not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with the Fund's disposition of Senior Loans. The Fund has no obligation to deal with any bank, broker or dealer in execution of transactions in portfolio securities.

    The Fund's purchases and sales of fixed-income securities may be placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

    When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Adviser or the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. The Adviser has entered into arrangements with certain broker/dealers pursuant to which a broker/dealer will provide research, market or statistical information to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. The Adviser may give consideration to those firms that have sold or are selling shares of a fund managed by the Adviser. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

    Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

    The Trustees of the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions, if any, or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

    The Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.


    It is not anticipated that the Fund will pay significant brokerage commissions. However, on occasion it may be necessary or desirable to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. For the fiscal year ended August 31, 2000, the Fund paid brokerage commissions of $6,000. For the fiscal period from May 25, 1999 (commencement of operations) through August 31, 1999, the Fund paid no brokerage commissions.


    The Fund will not purchase securities from its affiliates in principal transactions unless an exemption is available from applicable regulations.

                             LIQUIDITY REQUIREMENTS

    From the time that the Fund sends a Notification to shareholders until the Pricing Date, the Fund will maintain a percentage of the Fund's assets equal to at least 100 percent of the Repurchase Offer Amount in assets: (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the asset within the time period between the Repurchase Request Deadline and the next Repurchase Payment Deadline; or (b) that mature by the next Repurchase Payment Deadline.

    In the event that the Fund's assets fail to comply with the requirements in the preceding paragraph, the Board shall cause the Fund to take such action as the Board deems appropriate to ensure compliance.

                                 NET ASSET VALUE

    The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of classes of shares will vary based on expenses borne by each class. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

    Portfolio securities for which market quotations are readily available are generally valued at market value as of the time and in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

    Securities listed primarily on foreign exchanges may trade on days when the Fund's net asset value is not computed, and therefore, the net asset value of a Fund may be significantly affected on days when investors have no access to the Fund.

    An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

    Debt securities are valued at prices supplied by the Fund's pricing agent(s) which reflect broker-dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide market maker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

    An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price.

    If a security is traded on more than one exchange, or upon one or more exchanges and the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

    If, in the opinion of the Valuation Committee of the Board, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects the fair market value of the property on the valuation date.

                                    TAXATION

    Set forth below is a discussion of certain U.S. Federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund

    The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government   securities  and  the  securities  of  other  regulated   investment
companies).

    As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.


    At August 31, 2000, the Fund had a net basis capital loss carryforward of approximately $6,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008, the expiration date, whichever occurs first. From November 1, 1999 through August 31, 2000, the Fund incurred approximately $355,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses, and treat them as arising in the fiscal year ended August 31, 2001.


    Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of: (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (c) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

    A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

Distributions

    Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

    The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

    Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

    If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions

    Upon a repurchase, redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

    If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

    If, pursuant to an offer by the Fund to repurchase its shares, a shareholder sells all shares of the Fund that he or she owns or is considered to own, the shareholder may realize a taxable gain or loss. This gain or loss will be treated as capital gain or loss if the Fund shares are held as capital assets and will be long-term or short-term depending upon the shareholder's holding period for the shares. If, pursuant to an offer by the Fund to repurchase its shares, a shareholder sells less than all of the shares of the Fund that he or she owns or is considered to own, the sale may not qualify as an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earning and profits and the shareholder's basis in the tendered shares. If that occurs, there is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered shares, and all or a portion of that deemed distribution may be taxable as a dividend.

Backup Withholding

    The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if: (a) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number; (b) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (c) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation

    Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

Fund Investments

    Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of: (a) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account); or (b) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

    Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

    Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains

(or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

    Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

    Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

    Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

    Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

                              FINANCIAL STATEMENTS


Independent Auditors

The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. Reports

    When available, the Fund will furnish, without charge, a copy of its Annual and Semi-Annual Reports to Shareholders upon request to the Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, or call 1-800-621-1048.


Financial Statements


         The audited financial statements, notes to the audited financial statements, and reports of the independent auditors included in the Annual Report to the Shareholders of the Fund dated August 31, 2000, are hereby incorporated by reference into this SAI.

                APPENDIX A -- RATINGS OF FIXED INCOME INVESTMENTS

                  STANDARD & POOR'S RATINGS GROUP BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt--edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    1. Financial Statements:        Included in Part A: Financial Highlights for
                                    the period from May 25, 1999 (commencement
                                    of operations) through August 31, 1999.

                                    Included  in Part B: The  audited  financial
                                    statements,  notes to the audited  financial
                                    statements,  and reports of the  independent
                                    accountants included in the Annual Report to
                                    the  Shareholders of the Fund for the period
                                    from May 25, 1999 to August 31, 1999,  which
                                    was  prepared  by  the  Fund's   independent
                                    accountants,  are  incorporated by reference
                                    into Part B of this Registration Statement.

    2. Exhibits

       (a)     (1)    Declaration of Trust of Registrant.*

               (2)    Amended and Restated Designation of Classes of Shares of Beneficial #

       (b)     By-Laws of Registrant.*

       (c)     Not Applicable.

       (d)     Declaration of Trust and By-laws of Registrant.*

       (e)     Not Applicable.

       (f)     Not Applicable.

       (g)     Investment Management Agreement between Registrant and Scudder Kemper Investments, Inc.*

       (h)     (1)    Amended and Restated Underwriting and Distribution Services Agreement between Registrant and Kemper Distributors, Inc #.

               (2)    Form of Selling Group Agreement.*

       (i)     Not Applicable.

       (j)     Custodian Contract between Registrant and State Street Bank and Trust Company.***

       (k)     (1)    Administrative Services Agreement between Registrant and Kemper Distributors, Inc.*

               (2)    Agency Agreement between Registrant and Kemper Service Company.*

               (3)    Fund Accounting Services Agreement between Registrant and Scudder Fund Accounting   Corporation.*

               (4)    Distribution Plan for Class B shares.*

               (5)    Amended and Restated Multi-Distribution System Plan of Registrant #.

               (6)    Distribution Plan for Class C Shares #.



       (l)     Opinion and Consent of Dechert is incorporated by reference to previous letter dated
               November 1, 1999, contained in Amendment No. 4 to the Registration Statement.

       (m)     Not Applicable

       (n)     (1)    Consent of independent accountants is filed herewith.

               (2)    Powers of Attorney (except with respect to Ms. Quirk and Messrs. Edgar and Gottschalk)*

               (3)    Powers of Attorney for Ms. Quirk and Messrs. Edgar and Gottschalk #.

       (o)     Not Applicable.

       (p)     Subscription Agreement for Initial Capital.**

               (1)     Code of Ethics for Scudder Kemper  Investments,  Inc. and certain of its subsidiaries, including Kemper  Distributors,  Inc. and Scudder Investor  Services,
                       Inc., is filed herein.

               (2)     Code of Ethics of Kemper Floating Rate Fund is filed herein.

       (q)     Not Applicable.

       (r)     Not Applicable.

------------

*        Incorporated   by  reference  to  Amendment   No.  1  to   Registrant's
         Registration Statement under the Investment Company Act of 1940, as amended (the "Act"), as filed with the SEC on April 27, 1999.

**       Incorporated   by  reference  to  Amendment   No.  2  to   Registrant's
         Registration Statement under the Act, as filed with the SEC on May 25, 1999. **

***      Incorporated   by  reference  to  Amendment   No.  3  to   Registrant's
         Registration Statement, as filed with the SEC on September 2, 1999.

#        Incorporated   by  reference  to  Amendment   No.  4  to   Registrant's
         Registration Statement, as filed with the SEC on November 1, 1999.



ITEM 25. MARKETING AGREEMENTS

         See Underwriting and Distribution  Services  Agreement filed as Exhibit
         (h) to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

          Not Applicable.

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL

          Not Applicable.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

As of November 1, 2000, each Class of shares of the Fund had the following number of record owners.

                  (1)                                       (2)

         Title of Class                            Number of Record Holders

         Class A Shares                                       303
         Class B Shares                                     3,513
         Class C Shares                                     1,354

ITEM 29. INDEMNIFICATION

A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties. Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust states as follows:

Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the shareholder who is entitled to indemnification or reimbursement was a shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

         (A) by the court or other body approving the settlement or other disposition; or

         (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                      * * *

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of the business of Scudder Kemper Investments, Inc. is set forth under the caption "Investment Management and Other Services" in the Prospectus and "Management-Investment Adviser" in the SAI forming part of this Registration Statement.

         The information as to the Directors and officers of Scudder Kemper Investments, Inc. set forth in Scudder Kemper Investment's Form ADV filed with the Securities and Exchange Commission (File No. 801-252), as amended through the date hereof, is incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         Accounts and Records of the Fund are maintained at (i) the Fund's office at 222 South Riverside Plaza, Chicago, Illinois 60606, (ii) the offices of Scudder Kemper Investments, Inc. at 345 Park Avenue, New York, New York, 10154-0010, and (iii) the offices of Scudder Kemper Investments, Inc. at 2 International Place, Boston, Massachusetts 02110-4103.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all the records in its capacity as custodian of the Registrant's assets. Kemper Service Company, 811 Main Street, Kansas City, Missouri, maintains all the required records in its capacity as transfer, dividend paying and shareholder service agent of the Registrant.

ITEM 32. MANAGEMENT SERVICES

         Not Applicable.

ITEM 33. UNDERTAKINGS

         1. Not Applicable

         2. Not Applicable.

         3. Not Applicable

         4. a. Registrant undertakes to file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

         b. Registrants undertakes that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         c. Registrant undertakes to remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

         5. Not Applicable.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement, pursuant to Rule 486(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 27th day of November, 2000.

                                                  KEMPER FLOATING RATE FUND



                                                  By:  /s/ Mark S. Casady
                                                       -------------------------
                                                       Mark S. Casady
                                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



/s/ Mark S. Casady                      President (Principal                              November 27, 2000
------------------                      Executive Officer)
Mark S. Casady



/s/ John R. Hebble                      Treasurer (Principal Financial                    November 27, 2000
---------------------------             and Accounting Officer)
John R. Hebble


* /s/ James E. Akins                    Trustee                                           November 27, 2000
---------------------------
James E. Akins



*/s/ James R. Edgar                     Trustee                                           November 27, 2000
---------------------------
James R. Edgar



*/s/ Arthur R. Gottschalk               Trustee                                           November 27, 2000
---------------------------
Arthur R. Gottschalk



*/s/ Frederick T. Kelsey                Trustee                                           November 27, 2000
-----------------------------
Frederick T. Kelsey



*/s/ Thomas W. Littauer                 Trustee                                           November 27, 2000
-----------------------------
Thomas W. Littauer



*/s/ Kathryn L. Quirk                   Trustee                                           November 27, 2000
------------------------------
Kathryn L. Quirk



*/s/ Fred B. Renwick                    Trustee                                           November 27, 2000
------------------------------
Fred B. Renwick



*/s/ John G. Weithers                   Trustee                                           November 27, 2000
------------------------------
John G. Weithers




         By:  /s/ Maureen Kane
           -----------------------------
              Maureen Kane
              As Attorney-In-Fact

          *       Pursuant to Powers of Attorney previously filed.

                            KEMPER FLOATING RATE FUND

                       EXHIBITS FILED WITH AMENDMENT NO.5

EXHIBIT NO.                         EXHIBIT
-----------                         -------

2 (n) (1)                  Consent of Ernst & Young.
2 (p) (1)                  Code of Ethics of Scudder Kemper Investments, Inc.
2 (p) (2)                  Code of Ethics of Kemper Floating Rate Fund.